UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: June 30, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report - June 30, 2024

New Covenant Growth Fund

New Covenant Funds

Ticker: NCGFX

This annual shareholder report contains important information about New Covenant Growth Fund (the "Fund") for the period from July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Growth Fund	$80	0.72%

How did the fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	New Covenant Growth Fund - $28396	Russell 3000 ™ Index (USD) - $31475
Jun/14	$10000	$10000
Jun/15	$10641	$10729
Jun/16	$10249	$10959
Jun/17	$12106	$12987
Jun/18	$13890	$14907
Jun/19	$14892	$16246
Jun/20	$15961	$17306
Jun/21	$22758	$24950
Jun/22	$19590	$21490
Jun/23	$23279	$25563
Jun/24	$28396	$31475

How did the Fund perform in the last year?

The Fund recorded a positive return for the 12-month reporting period, but underperformed its benchmark, the Russell 3000 Index—which tracks the performance of the 3,000 largest U.S. companies representing approximately 96% of the investable U.S. equity market.

U.S. stocks rose significantly during the reporting period as a result of strong corporate earnings as investors became less concerned about inflation. Growth stocks outperformed relative to value stocks, and shares of larger-capitalization companies outperformed relative to smaller-capitalization stocks. Lower-beta stocks generally lagged relative to higher-beta stocks.

Positions in the information technology and communication services sectors were the most notable positive contributors to Fund performance as they included several of the mega-cap growth stocks that led the market over the reporting period. Conversely, the utilities and consumer staples sectors were the primary detractors from Fund performance as those low-beta sectors underperformed the overall market during the period.

Total Return Based on $10,000 Investment

Fund/Index Name	1 Year	5 Years	10 Years
New Covenant Growth Fund	21.98%	13.78%	11.00%
Russell 3000 ™ Index (USD)	23.13%	14.14%	12.15%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$549,620	1,506	$1,206	3%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Derivative Contracts (Net)	0.0%
Cash Equivalent	0.7%
Utilities	1.7%
Real Estate	2.5%
Materials	2.5%
Energy	3.6%
Consumer Staples	5.2%
Communication Services	8.3%
Industrials	8.8%
Consumer Discretionary	10.6%
Health Care	12.2%
Financials	12.8%
Information Technology	30.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft Corp	6.5%
NVIDIA Corp	5.8%
Apple Inc	5.8%
Amazon.com Inc	3.3%
Meta Platforms Inc, Class A	2.0%
Alphabet Inc, Class A	2.0%
Eli Lilly & Co	1.7%
Alphabet Inc, Class C	1.6%
Broadcom Inc	1.5%
Berkshire Hathaway Inc, Class B	1.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Covenant Funds

New Covenant Growth Fund: NCGFX

Annual Shareholder Report - June 30, 2024

NCGFX-AR-24

Annual Shareholder Report - June 30, 2024

New Covenant Income Fund

New Covenant Funds

Ticker: NCICX

This annual shareholder report contains important information about New Covenant Income Fund (the "Fund") for the period from July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Income Fund	$78	0.77%

How did the fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	New Covenant Income Fund - $11153	Bloomberg U.S. Aggregate Bond Index (USD)* - $11430	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $11418
Jun/14	$10000	$10000	$10000
Jun/15	$10146	$10186	$10189
Jun/16	$10552	$10797	$10633
Jun/17	$10581	$10763	$10616
Jun/18	$10524	$10720	$10582
Jun/19	$11205	$11564	$11294
Jun/20	$11867	$12575	$12040
Jun/21	$12000	$12533	$12046
Jun/22	$10879	$11243	$11094
Jun/23	$10794	$11137	$11027
Jun/24	$11153	$11430	$11418

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index—which tracks the performance of fixed-rate, publicly issued, non-investment-grade bonds—for the 12-month period ending June 30, 2024.

The Fund’s slightly longer duration posture detracted from performance as yields rose during the first half of 2024. All spread sectors outperformed the overall U.S. bond market, as represented by the Bloomberg U.S. Aggregate Bond Index, and Fund performance benefited from overweight positions in agency mortgage-backed securities (MBS) and the financial sector. Security selection in agency MBS enhanced performance for the reporting period.

Among the Fund’s sub-advisers, Western Asset Management Company benefited from an overweight to corporate bonds, which outperformed over the period, while an overweight to 30-year U.S. Treasury bonds detracted from performance as yields moved higher. Income Research & Management’s performance was bolstered by overweight allocations and security selection within both the asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) sectors.

Strong labor markets and increasing wages resulted in a resilient consumer enabling ABS to outperform the overall market for the reporting period. Credit spreads narrowed as the U.S. economy continued to expand, while the anticipated recession never materialized. Consequently, the Fund’s overweight to MBS contributed positively to performance. The Fed continued to taper asset purchases for most of the reporting period, and agency MBS spreads widened, enabling the Fund’s managers to add high-quality liquid assets with a yield advantage to U.S. Treasurys.

The Fund’s use of derivatives had no material impact on performance during the reporting period.

.

Total Return Based on $10,000 Investment

Fund/Index Name	1 Year	5 Years	10 Years
New Covenant Income Fund	3.33%	- 0.09%	1.10%
Bloomberg U.S. Aggregate Bond Index (USD)*	2.63%	- 0.23%	1.35%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	3.55%	0.22%	1.33%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Footnote Reference*As of June 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$345,299	1,349	$933	83%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	- 0.1%
Consumer Staples	0.5%
Materials	0.6%
Real Estate	0.6%
Sovereign Debt	0.9%
Information Technology	1.1%
Municipal Bonds	1.1%
Cash Equivalent	1.2%
Communication Services	1.6%
Industrials	1.7%
Consumer Discretionary	1.8%
Health Care	2.0%
Utilities	2.2%
Energy	2.5%
Asset-Backed Securities	8.1%
Financials	9.9%
U.S. Treasury Obligations	22.0%
Mortgage-Backed Securities	41.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	01/31/29	3.4%
U.S. Treasury Notes	0.750%	05/31/26	2.0%
U.S. Treasury Notes	4.000%	02/15/34	1.7%
U.S. Treasury Notes	4.375%	08/31/28	1.4%
U.S. Treasury Notes	3.500%	01/31/28	1.3%
U.S. Treasury Notes	4.375%	11/30/28	0.9%
U.S. Treasury Notes	3.625%	05/31/28	0.9%
U.S. Treasury Bills	5.332%	08/20/24	0.8%
U.S. Treasury Notes	4.000%	01/31/31	0.7%
U.S. Treasury Notes	4.625%	04/30/29	0.7%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Covenant Funds

New Covenant Income Fund: NCICX

Annual Shareholder Report - June 30, 2024

NCICX-AR-24

Annual Shareholder Report - June 30, 2024

New Covenant Balanced Growth Fund

New Covenant Funds

Ticker: NCBGX

This annual shareholder report contains important information about New Covenant Balanced Growth Fund (the "Fund") for the period from July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Balanced Growth Fund	$14	0.13%

How did the fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	New Covenant Balanced Growth Fund - $19978	Russell 3000 ™ Index (USD) - $31475	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $11418	60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $21566
Jun/14	$10000	$10000	$10000	$10000
Jun/15	$10454	$10729	$10189	$10520
Jun/16	$10402	$10959	$10633	$10866
Jun/17	$11504	$12987	$10616	$12034
Jun/18	$12475	$14907	$10582	$13068
Jun/19	$13363	$16246	$11294	$14188
Jun/20	$14375	$17306	$12040	$15212
Jun/21	$17897	$24950	$12046	$19015
Jun/22	$15776	$21490	$11094	$16874
Jun/23	$17484	$25563	$11027	$18742
Jun/24	$19978	$31475	$11418	$21566

How did the Fund perform in the last year?

The Fund underperformed the New Covenant Balanced Growth Benchmark (a 60%/40% blend of the Russell 3000 Index and the Bloomberg Intermediate U.S. Aggregate Bond Index) for the 12-month period ending June 30, 2024.

U.S. stocks rose significantly during the reporting period as a result of strong corporate earnings as investors became less concerned about inflation. Growth stocks outperformed relative to value stocks, and shares of larger-capitalization companies outperformed relative to smaller-capitalization stocks. Lower-beta stocks generally lagged relative to higher-beta stocks.

Positions in the information technology and communication services sectors were the most notable positive contributors to the performance of the Fund’s equity portfolio as they included several of the mega-cap growth stocks that led the market over the reporting period. Conversely, the utilities and consumer staples sectors were the primary detractors from Fund performance as those low-beta sectors underperformed the overall market during the period.

The slightly longer duration posture of the Fund’s fixed income portfolio detracted from performance as yields rose during the first half of 2024. All spread sectors outperformed the overall U.S. bond market, as represented by the Bloomberg U.S. Aggregate Bond Index, and Fund performance benefited from overweight positions in agency mortgage backed securities (MBS) and the financial sector, with a concentration in money center banks. Selection in agency MBS added to performance as the Fund’s managers preferred specified pools over to be announced (TBA) securities (contracts for the purchase or sale of an MBS to be delivered at an agreed-upon future date).

Total Return Based on $10,000 Investment

Fund/Index Name	1 Year	5 Years	10 Years
New Covenant Balanced Growth Fund	14.26%	8.37%	7.16%
Russell 3000 ™ Index (USD)	23.13%	14.14%	12.15%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	3.55%	0.22%	1.33%
60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	15.07%	8.74%	7.99%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$354,322	3	$-	6%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.4%
Affiliated Investment Funds	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
New Covenant Growth Fund	61.3%
New Covenant Income Fund	37.6%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Covenant Funds

New Covenant Balanced Growth Fund: NCBGX

Annual Shareholder Report - June 30, 2024

NCBGX-AR-24

Annual Shareholder Report - June 30, 2024

New Covenant Balanced Income Fund

New Covenant Funds

Ticker: NCBIX

This annual shareholder report contains important information about New Covenant Balanced Income Fund (the "Fund") for the period from July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Balanced Income Fund	$17	0.16%

How did the fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	New Covenant Balanced Income Fund - $15699	Russell 3000 ™ Index (USD) - $31475	Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $11418	35/65 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD) - $16713
Jun/14	$10000	$10000	$10000	$10000
Jun/15	$10322	$10729	$10189	$10385
Jun/16	$10468	$10959	$10633	$10782
Jun/17	$11107	$12987	$10616	$11440
Jun/18	$11614	$14907	$10582	$11992
Jun/19	$12400	$16246	$11294	$12948
Jun/20	$13285	$17306	$12040	$13880
Jun/21	$15177	$24950	$12046	$15834
Jun/22	$13547	$21490	$11094	$14286
Jun/23	$14338	$25563	$11027	$15168
Jun/24	$15699	$31475	$11418	$16713

How did the Fund perform in the last year?

The Fund underperformed the New Covenant Balanced Income Benchmark (a 35%/65% blend of the Russell 3000 Index and the Bloomberg Intermediate U.S. Aggregate Bond Index) for the 12-month period ending June 30, 2024.

The reporting period began with the Federal Reserve (Fed) hiking its benchmark interest rate for the eleventh time since March 2022, before pausing for the remainder of the period. Consequently, yields moved higher across the U.S. Treasury curve, with long-term yields rising at a greater pace than short-term yields. The slightly longer duration posture of the Fund’s fixed income portfolio detracted from performance as yields rose during the first half of 2024. All spread sectors outperformed the overall U.S. bond market, as represented by the Bloomberg U.S. Aggregate Bond Index, and Fund performance benefited from overweight positions in agency mortgage backed securities (MBS) and the financial sector, with a concentration in money center banks. Selection in agency MBS added to performance as the Fund’s managers preferred specified pools over to be announced (TBA) securities (contracts for the purchase or sale of an MBS to be delivered at an agreed-upon future date).

U.S. stocks rose significantly during the reporting period as a result of strong corporate earnings as investors became less concerned about inflation. Growth stocks outperformed relative to value stocks, and shares of larger-capitalization companies outperformed relative to smaller-capitalization stocks. Lower-beta stocks generally lagged relative to higher-beta stocks. The equity portfolio’s positions in the information technology and communication services sectors contributed positively to Fund performance as they included several of the mega-cap growth stocks that led the market over the reporting period. Conversely, the utilities and consumer staples sectors were the primary detractors from Fund performance as those low-beta sectors underperformed the overall market during the period.

Total Return Based on $10,000 Investment

Fund/Index Name	1 Year	5 Years	10 Years
New Covenant Balanced Income Fund	9.49%	4.83%	4.61%
Russell 3000 ™ Index (USD)	23.13%	14.14%	12.15%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	3.55%	0.22%	1.33%
35/65 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	10.18%	5.24%	5.27%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$75,461	3	$-	3%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.4%
Affiliated Investment Funds	98.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
New Covenant Income Fund	62.7%
New Covenant Growth Fund	36.1%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting, visit or call:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Covenant Funds

New Covenant Balanced Income Fund: NCBIX

Annual Shareholder Report - June 30, 2024

NCBIX-AR-24

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is Susan C. Cote. Ms. Cote is independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2024 and 2023 as follows:

		Fiscal Year 2024			Fiscal Year 2023
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$77,330	N/A	$0	$77,330	N/A	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$309,370	$0	$0	$301,000	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year 2024	Fiscal Year 2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by KPMG for the fiscal years 2024 and 2023 were $309,370 and $301,000, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17Ad-13.

(h)       During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not Applicable.

(j)       Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights filed herein.

NEW COVENANT FUNDS®

June 30, 2024

ANNUAL FINANCIALS AND OTHER INFORMATION

New Covenant Funds

❯	New Covenant Growth Fund

❯	New Covenant Income Fund

❯	New Covenant Balanced Growth Fund

❯	New Covenant Balanced Income Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-835-4531. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

newcovenantfunds.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	37
Statements of Operations	38
Statements of Changes in Net Assets	39
Financial Highlights	41
Notes to Financial Statements	45
Report of Independent Registered Public Accounting Firm	60
Notice to Shareholders	61
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Form N-CSR Item 11)	62

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Trust’s website at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-835-4531; and (ii) on the Trust’s website at https://www.seic.com/mutual-fund-documentation/proxy-voting.

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.9%

Communication Services — 8.3%
Alphabet Inc, Cl A	58,874	$10,724
Alphabet Inc, Cl C	48,238	8,848
AT&T Inc	46,385	886
Atlanta Braves Holdings Inc, Cl A *	1,732	72
Atlanta Braves Holdings Inc, Cl C *	1,938	76
Bandwidth Inc, Cl A *	74	1
Cable One Inc	79	28
Cardlytics Inc *	761	6
Cars.com Inc *	4,178	82
Charter Communications Inc, Cl A *	277	83
Cinemark Holdings Inc *	4,289	93
Cogent Communications Holdings Inc	148	8
Comcast Corp, Cl A	43,273	1,695
EchoStar Corp, Cl A *	1,124	20
Electronic Arts Inc	6,385	890
EverQuote Inc, Cl A *	1,468	31
EW Scripps Co/The, Cl A *	3,299	10
Fox Corp, Cl A	1,372	47
Fox Corp, Cl B	1,428	46
IAC Inc *	376	18
IMAX Corp *	2,244	38
Interpublic Group of Cos Inc/The	8,487	247
Iridium Communications Inc	366	10
John Wiley & Sons Inc, Cl A	236	10
Liberty Broadband Corp, Cl A *	81	4
Liberty Broadband Corp, Cl C *	343	19
Liberty Media Corp-Liberty Live, Cl C *	59	2
Liberty Media Corp-Liberty SiriusXM *	234	5
Madison Square Garden Entertainment Corp, Cl A *	697	24
Madison Square Garden Sports Corp *	39	7
Magnite Inc *	2,551	34
Match Group Inc *	1,841	56
MediaAlpha Inc, Cl A *	8,359	110
Meta Platforms Inc, Cl A	21,660	10,921
Netflix Inc *	3,698	2,496
New York Times Co/The, Cl A	439	22
News Corp, Cl A	829	23
Nexstar Media Group Inc, Cl A	94	16
Omnicom Group Inc	8,191	735
Paramount Global, Cl B	7,304	76
Pinterest Inc, Cl A *	3,339	147
ROBLOX Corp, Cl A *	3,654	136
Shutterstock Inc	205	8
Sirius XM Holdings Inc	7,153	20
Sphere Entertainment Co *	697	24
Spotify Technology SA *	1,265	397
Take-Two Interactive Software Inc *	897	139
TechTarget Inc *	1,986	62
TEGNA Inc	3,052	43
TKO Group Holdings Inc, Cl A	780	84
T-Mobile US Inc	2,215	390

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Trade Desk Inc/The, Cl A *	8,290	$810
TripAdvisor Inc *	1,712	31
Verizon Communications Inc	57,853	2,386
Vimeo Inc *	610	2
Walt Disney Co/The	21,958	2,180
Warner Bros Discovery Inc *	4,164	31
Yelp Inc, Cl A *	1,355	50
Ziff Davis Inc *	2,547	140
ZoomInfo Technologies Inc, Cl A *	2,021	26

		45,625
Consumer Discretionary — 10.6%
1-800-Flowers.com Inc, Cl A *	3,668	35
Abercrombie & Fitch Co, Cl A *	788	140
Academy Sports & Outdoors Inc	2,047	109
Acushnet Holdings Corp	987	63
Adient PLC *	732	18
ADT Inc	4,942	38
Adtalem Global Education Inc *	5,431	370
Advance Auto Parts Inc	317	20
Airbnb Inc, Cl A *	2,716	412
Amazon.com Inc *	93,527	18,074
American Eagle Outfitters Inc	3,416	68
Aptiv PLC *	3,490	246
Aramark	260	9
Asbury Automotive Group Inc *	70	16
AutoNation Inc *	649	103
AutoZone Inc *	235	697
Bath & Body Works Inc	638	25
Best Buy Co Inc	1,309	110
Bloomin' Brands Inc	2,259	43
Booking Holdings Inc	563	2,230
Boot Barn Holdings Inc *	199	26
BorgWarner Inc	321	10
Bright Horizons Family Solutions Inc *	76	8
Brinker International Inc *	1,180	85
Brunswick Corp/DE	839	61
Buckle Inc/The	1,885	70
Burlington Stores Inc *	482	116
Capri Holdings Ltd *	1,319	44
CarMax Inc *	1,086	80
Carnival Corp *	15,800	296
Carter's Inc	471	29
Carvana Co, Cl A *	879	113
Cavco Industries Inc *	60	21
Cheesecake Factory Inc/The	1,236	49
Chegg Inc *	176	1
Chipotle Mexican Grill Inc, Cl A *	11,600	727
Choice Hotels International Inc	113	13
Columbia Sportswear Co	891	70
Coursera Inc *	15,856	113
Cracker Barrel Old Country Store Inc	323	14
Crocs Inc *	1,116	163
Dana Inc	2,660	32

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Darden Restaurants Inc	705	$107
Dave & Buster's Entertainment Inc *	1,283	51
Deckers Outdoor Corp *	1,186	1,148
Denny's Corp *	2,500	18
Designer Brands Inc, Cl A	3,316	23
Dick's Sporting Goods Inc	700	150
Dillard's Inc, Cl A	45	20
Domino's Pizza Inc	33	17
DoorDash Inc, Cl A *	523	57
Dorman Products Inc *	128	12
DR Horton Inc	890	125
eBay Inc	19,465	1,046
Etsy Inc *	1,162	68
Expedia Group Inc *	389	49
Five Below Inc *	410	45
Floor & Decor Holdings Inc, Cl A *	232	23
Foot Locker Inc	1,308	33
Ford Motor Co	16,002	201
Fox Factory Holding Corp *	749	36
Frontdoor Inc *	251	8
GameStop Corp, Cl A *	2,040	50
Gap Inc/The	4,661	111
Garmin Ltd	418	68
General Motors Co	2,770	129
Gentex Corp	440	15
Gentherm Inc *	184	9
Genuine Parts Co	67	9
Goodyear Tire & Rubber Co/The *	989	11
Graham Holdings Co, Cl B	78	55
Grand Canyon Education Inc *	121	17
Group 1 Automotive Inc	86	26
GrowGeneration Corp *	2,599	6
H&R Block Inc	2,109	114
Hanesbrands Inc *	13,319	66
Hasbro Inc	2,632	154
Helen of Troy Ltd *	57	5
Hilton Grand Vacations Inc *	3,016	122
Hilton Worldwide Holdings Inc	8,404	1,834
Home Depot Inc/The	11,555	3,978
Hyatt Hotels Corp, Cl A	135	20
Installed Building Products Inc	125	26
iRobot Corp *	1,013	9
Jack in the Box Inc	658	33
Johnson Outdoors Inc, Cl A	659	23
KB Home	4,733	332
Kohl's Corp	1,859	43
Kontoor Brands Inc	1,282	85
La-Z-Boy Inc, Cl Z	1,597	59
LCI Industries	483	50
Lear Corp	5,902	674
Leggett & Platt Inc	222	3
Lennar Corp, Cl B	122	17
LGI Homes Inc *	127	11

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LKQ Corp	317	$13
Lowe's Cos Inc	8,938	1,970
Lucid Group Inc *	33,236	87
Lululemon Athletica Inc *	245	73
M/I Homes Inc *	198	24
Macy's Inc	4,042	78
Malibu Boats Inc, Cl A *	202	7
Marriott International Inc/MD, Cl A	3,599	870
Marriott Vacations Worldwide Corp	394	34
Mattel Inc *	711	12
McDonald's Corp	9,415	2,399
Meritage Homes Corp	794	128
Mohawk Industries Inc *	127	14
Monro Inc	626	15
Murphy USA Inc	263	123
National Vision Holdings Inc *	447	6
Newell Brands Inc	605	4
NIKE Inc, Cl B	6,941	523
Nordstrom Inc	3,866	82
Norwegian Cruise Line Holdings Ltd *	5,839	110
NVR Inc *	13	99
ODP Corp/The *	283	11
Ollie's Bargain Outlet Holdings Inc *	212	21
O'Reilly Automotive Inc *	196	207
Oxford Industries Inc	665	67
Papa John's International Inc	151	7
Peloton Interactive Inc, Cl A *	2,845	10
Penske Automotive Group Inc	957	143
Phinia Inc	64	2
Planet Fitness Inc, Cl A *	173	13
Polaris Inc	966	76
PulteGroup Inc	871	96
PVH Corp	108	11
Ralph Lauren Corp, Cl A	690	121
Revolve Group Inc, Cl A *	2,223	35
RH *	45	11
Rivian Automotive Inc, Cl A *	1,274	17
Ross Stores Inc	857	125
Royal Caribbean Cruises Ltd *	7,156	1,141
Sabre Corp *	506	1
Sally Beauty Holdings Inc *	2,794	30
Service Corp International/US	250	18
Shake Shack Inc, Cl A *	157	14
Signet Jewelers Ltd	2,402	215
Six Flags Entertainment Corp	248	8
Sleep Number Corp *	1,033	10
Standard Motor Products Inc	943	26
Starbucks Corp	15,798	1,230
Steven Madden Ltd	1,178	50
Stitch Fix Inc, Cl A *	1,021	4
Strategic Education Inc	331	37
Stride Inc *	348	24
Tapestry Inc	2,803	120

New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Taylor Morrison Home Corp, Cl A *	12,743	$706
Tempur Sealy International Inc	2,272	108
Tesla Inc *	26,233	5,191
Texas Roadhouse Inc, Cl A	889	153
Thor Industries Inc	106	10
TJX Cos Inc/The	13,629	1,501
Toll Brothers Inc	269	31
TopBuild Corp *	315	121
Topgolf Callaway Brands Corp *	2,383	36
Tractor Supply Co	2,377	642
Travel + Leisure Co	307	14
Tri Pointe Homes Inc *	3,236	121
Udemy Inc *	3,378	29
Ulta Beauty Inc *	279	108
Under Armour Inc, Cl C *	556	4
United Parks & Resorts Inc *	251	14
Upbound Group Inc, Cl A	1,764	54
Urban Outfitters Inc *	417	17
Vail Resorts Inc	46	8
Valvoline Inc *	11,216	484
VF Corp	4,023	54
Victoria's Secret & Co *	212	4
Visteon Corp *	85	9
Wayfair Inc, Cl A *	320	17
Wendy's Co/The	11,419	194
Whirlpool Corp	638	65
Williams-Sonoma Inc	160	45
Wingstop Inc	363	153
Winnebago Industries Inc	191	10
Wolverine World Wide Inc	1,511	20
Worthington Enterprises Inc	223	11
Wyndham Hotels & Resorts Inc	189	14
Yum! Brands Inc	8,356	1,107

		57,995
Consumer Staples — 5.2%
Andersons Inc/The	338	17
Archer-Daniels-Midland Co	5,103	308
B&G Foods Inc	862	7
BellRing Brands Inc *	136	8
Beyond Meat Inc *	166	1
Bunge Global SA	929	99
Calavo Growers Inc	571	13
Campbell Soup Co	10,354	468
Casey's General Stores Inc	65	25
Chefs' Warehouse Inc/The *	1,366	53
Church & Dwight Co Inc	1,025	106
Clorox Co/The	2,716	371
Coca-Cola Co/The	48,833	3,108
Colgate-Palmolive Co	3,197	310
Conagra Brands Inc	3,435	98
Costco Wholesale Corp	3,989	3,391
Coty Inc, Cl A *	1,026	10
Darling Ingredients Inc *	716	26

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dollar General Corp	752	$99
Dollar Tree Inc *	1,320	141
Edgewell Personal Care Co	310	12
elf Beauty Inc *	1,902	401
Energizer Holdings Inc	231	7
Estee Lauder Cos Inc/The, Cl A	2,390	254
Flowers Foods Inc	555	12
Fresh Del Monte Produce Inc	1,442	31
General Mills Inc	13,887	878
Hain Celestial Group Inc/The *	461	3
Herbalife Ltd *	1,088	11
Hershey Co/The	2,295	422
HF Foods Group Inc *	2,213	7
Hormel Foods Corp	4,797	146
Ingredion Inc	1,110	127
J M Smucker Co/The	6,494	708
Kellanova	6,713	387
Keurig Dr Pepper Inc	32,477	1,085
Kimberly-Clark Corp	6,484	896
Kraft Heinz Co/The	3,923	126
Kroger Co/The	15,936	796
Lamb Weston Holdings Inc	594	50
McCormick & Co Inc/MD	5,832	414
Medifast Inc	71	2
Mondelez International Inc, Cl A	17,402	1,139
Monster Beverage Corp *	889	44
National Beverage Corp	344	18
PepsiCo Inc	21,178	3,493
PriceSmart Inc	179	15
Procter & Gamble Co/The	21,348	3,521
SpartanNash Co	1,252	23
Sprouts Farmers Market Inc *	623	52
Sysco Corp	11,594	828
Target Corp	6,577	974
TreeHouse Foods Inc *	237	9
Tyson Foods Inc, Cl A	1,410	81
US Foods Holding Corp *	2,211	117
Vita Coco Co Inc/The *	1,354	38
Walgreens Boots Alliance Inc	27,118	328
Walmart Inc	37,247	2,522
WK Kellogg Co	1,678	28

		28,664
Energy — 3.6%
Antero Midstream Corp	26,635	393
Antero Resources Corp *	6,426	210
APA Corp	2,988	88
Ardmore Shipping Corp	5,335	120
Baker Hughes Co, Cl A	9,516	335
Borr Drilling Ltd	11,900	77
Cactus Inc, Cl A	298	16
ChampionX Corp	383	13
Cheniere Energy Inc	6,249	1,092
Chesapeake Energy Corp	1,093	90

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Civitas Resources Inc	179	$12
Clean Energy Fuels Corp *	4,579	12
CNX Resources Corp *	1,745	42
ConocoPhillips	21,820	2,496
CONSOL Energy Inc	213	22
Coterra Energy Inc	19,841	529
Delek US Holdings Inc	2,494	62
Devon Energy Corp	10,747	509
DHT Holdings Inc	1,338	15
Diamondback Energy Inc	1,863	373
Dorian LPG Ltd	2,360	99
Dril-Quip Inc *	1,072	20
DT Midstream Inc	405	29
Encore Energy Corp *	31,435	124
Energy Fuels Inc/Canada *	11,707	71
EOG Resources Inc	12,533	1,578
EQT Corp	7,282	269
Equitrans Midstream Corp	2,185	28
Expro Group Holdings NV *	1,529	35
FLEX LNG Ltd	2,301	62
Golar LNG Ltd	3,888	122
Green Plains Inc *	2,069	33
Halliburton Co	5,199	176
Helix Energy Solutions Group Inc *	10,917	130
Helmerich & Payne Inc	4,134	149
Hess Corp	6,554	967
HF Sinclair Corp	1,944	104
International Seaways Inc	329	19
Kinder Morgan Inc	84,043	1,670
Kinetik Holdings Inc, Cl A	2,668	111
Kosmos Energy Ltd *	44,503	247
Magnolia Oil & Gas Corp, Cl A	1,806	46
Marathon Oil Corp	4,448	128
Murphy Oil Corp	449	18
Nabors Industries Ltd *	367	26
New Fortress Energy Inc, Cl A	2,307	51
NextDecade Corp *	10,122	80
Noble Corp PLC	1,325	59
Nordic American Tankers Ltd	3,610	14
NOV Inc	482	9
Occidental Petroleum Corp	1,677	106
ONEOK Inc	10,887	888
Overseas Shipholding Group Inc, Cl A	15,434	131
Ovintiv Inc	2,011	94
Patterson-UTI Energy Inc	4,952	51
PBF Energy Inc, Cl A	316	15
Peabody Energy Corp	612	14
Range Resources Corp	2,839	95
RPC Inc	1,226	8
Schlumberger NV	35,254	1,663
Scorpio Tankers Inc	270	22
SM Energy Co	840	36
Southwestern Energy Co *	14,284	96

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Talos Energy Inc *	10,408	$126
Targa Resources Corp	1,165	150
Teekay Corp *	15,129	136
Teekay Tankers Ltd, Cl A	1,755	121
Texas Pacific Land Corp	945	694
Transocean Ltd *	20,466	109
Uranium Energy Corp *	15,244	92
Valaris Ltd *	739	55
Vital Energy Inc *	2,462	110
Vitesse Energy Inc	272	6
Weatherford International PLC *	1,190	146
Williams Cos Inc/The	43,224	1,837
World Kinect Corp	4,395	113

		19,894
Financials — 12.8%
Affiliated Managers Group Inc	910	142
Affirm Holdings Inc, Cl A *	2,309	70
Aflac Inc	4,907	438
AGNC Investment Corp ‡	2,838	27
Allstate Corp/The	3,458	552
Ally Financial Inc	1,575	62
Amalgamated Financial Corp	2,110	58
American Express Co	9,360	2,167
American Financial Group Inc/OH	89	11
American International Group Inc	1,586	118
Ameriprise Financial Inc	1,250	534
AMERISAFE Inc	743	33
Annaly Capital Management Inc ‡	655	12
Aon PLC, Cl A	3,101	910
Apollo Commercial Real Estate Finance Inc ‡	2,686	26
Apollo Global Management Inc	1,165	138
Arch Capital Group Ltd *	1,254	127
Ares Management Corp, Cl A	632	84
Arthur J Gallagher & Co	416	108
Artisan Partners Asset Management Inc, Cl A	1,589	66
Associated Banc-Corp	4,274	90
Assurant Inc	87	14
Assured Guaranty Ltd	994	77
Atlantic Union Bankshares Corp	1,302	43
Axis Capital Holdings Ltd	825	58
Axos Financial Inc *	310	18
Banc of California Inc	843	11
Bank of America Corp	56,445	2,245
Bank of Hawaii Corp	1,051	60
Bank of Marin Bancorp	1,079	17
Bank of New York Mellon Corp/The	12,656	758
Bank of NT Butterfield & Son Ltd/The	1,324	46
Bank OZK	366	15
BankUnited Inc	346	10
Banner Corp	851	42
Berkshire Hathaway Inc, Cl B *	17,635	7,174

New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Berkshire Hills Bancorp Inc	1,501	$34
BlackRock Inc, Cl A	1,878	1,479
Blackstone Inc	6,935	859
Block Inc, Cl A *	1,553	100
BOK Financial Corp	568	52
Bread Financial Holdings Inc	1,335	59
Brighthouse Financial Inc *	268	12
Brown & Brown Inc	290	26
Cadence Bank	1,525	43
Capital One Financial Corp	3,914	542
Capitol Federal Financial Inc	3,529	19
Carlyle Group Inc/The	923	37
Cass Information Systems Inc	865	35
Cathay General Bancorp	1,291	49
Cboe Global Markets Inc	99	17
Central Pacific Financial Corp	1,651	35
Charles Schwab Corp/The	16,432	1,211
Chimera Investment Corp ‡	800	10
Chubb Ltd	6,169	1,574
Cincinnati Financial Corp	891	105
Citigroup Inc	11,801	749
Citizens Financial Group Inc	3,587	129
City Holding Co	607	64
CME Group Inc, Cl A	3,763	740
CNA Financial Corp	253	12
Cohen & Steers Inc	764	55
Columbia Banking System Inc	1,640	33
Comerica Inc	1,232	63
Commerce Bancshares Inc/MO	1,808	101
Community Financial System Inc	710	34
ConnectOne Bancorp Inc	1,891	36
Corpay Inc *	277	74
Credit Acceptance Corp *	177	91
Cullen/Frost Bankers Inc	121	12
Dime Community Bancshares Inc	1,467	30
Discover Financial Services	9,192	1,202
Eagle Bancorp Inc	1,035	20
East West Bancorp Inc	1,710	125
Ellington Financial Inc ‡	2,748	33
Enterprise Financial Services Corp	1,063	43
Equitable Holdings Inc	432	18
Essent Group Ltd	970	54
Euronet Worldwide Inc *	74	8
Evercore Inc, Cl A	659	137
Everest Group Ltd	179	68
EVERTEC Inc	1,569	52
F&G Annuities & Life Inc	2,571	98
FactSet Research Systems Inc	306	125
FB Financial Corp	1,250	49
Federal Agricultural Mortgage Corp, Cl C	119	22
Fidelity National Financial Inc	1,063	53
Fidelity National Information Services Inc	7,874	593
Fifth Third Bancorp	4,599	168

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
First American Financial Corp	814	$44
First BanCorp/Puerto Rico	821	15
First Busey Corp	1,790	43
First Citizens BancShares Inc/NC, Cl A	75	126
First Commonwealth Financial Corp	3,365	46
First Financial Bancorp	1,921	43
First Financial Bankshares Inc	1,378	41
First Hawaiian Inc	3,126	65
First Horizon Corp	22,027	347
First Interstate BancSystem Inc, Cl A	1,171	33
First Merchants Corp	1,182	39
FirstCash Holdings Inc	612	64
Fiserv Inc *	2,378	354
FNB Corp/PA	3,907	53
Franklin Resources Inc	6,856	153
Genworth Financial Inc, Cl A *	10,439	63
German American Bancorp Inc	1,414	50
Global Payments Inc	842	81
Globe Life Inc	108	9
Goldman Sachs Group Inc/The	3,960	1,791
Goosehead Insurance Inc, Cl A *	215	12
Hancock Whitney Corp	1,142	55
Hannon Armstrong Sustainable Infrastructure Capital Inc	7,020	208
Hanover Insurance Group Inc/The	124	16
HarborOne Bancorp Inc	861	10
Hartford Financial Services Group Inc/The	1,006	101
Heartland Financial USA Inc	1,003	45
Heritage Financial Corp/WA	1,744	31
Home BancShares Inc/AR	2,523	60
HomeStreet Inc	309	4
Hope Bancorp Inc	3,233	35
Horace Mann Educators Corp	1,125	37
Houlihan Lokey Inc, Cl A	192	26
Huntington Bancshares Inc/OH	9,540	126
Independent Bank Corp	580	29
Independent Bank Group Inc	846	39
Intercontinental Exchange Inc	1,921	263
Invesco Ltd	18,276	273
Invesco Mortgage Capital Inc ‡	323	3
Jack Henry & Associates Inc	636	106
Jackson Financial Inc, Cl A	1,486	110
Janus Henderson Group PLC	1,207	41
Jefferies Financial Group Inc	2,313	115
JPMorgan Chase & Co	26,967	5,454
KeyCorp	12,904	183
Kinsale Capital Group Inc	73	28
KKR & Co Inc	3,222	339
Lazard Inc, Cl A	2,316	88
Lemonade Inc *	1,665	27
LendingTree Inc *	175	7
Lincoln National Corp	3,621	113
Loews Corp	222	17

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LPL Financial Holdings Inc	1,036	$289
M&T Bank Corp	765	116
MarketAxess Holdings Inc	144	29
Marsh & McLennan Cos Inc	2,823	595
Mastercard Inc, Cl A	9,928	4,380
Mercury General Corp	233	12
MetLife Inc	6,576	462
MFA Financial Inc ‡	1,584	17
MGIC Investment Corp	3,455	74
Moelis & Co, Cl A	461	26
Moody's Corp	4,549	1,915
Morgan Stanley	12,464	1,211
Morningstar Inc	67	20
Mr Cooper Group Inc *	335	27
MSCI Inc, Cl A	635	306
Nasdaq Inc	7,134	430
NBT Bancorp Inc	1,213	47
NCR Atleos Corp *	167	5
Nelnet Inc, Cl A	145	15
New York Community Bancorp Inc	951	3
New York Mortgage Trust Inc ‡	1,944	11
NMI Holdings Inc, Cl A *	1,470	50
Northern Trust Corp	7,549	634
Northfield Bancorp Inc	2,868	27
OFG Bancorp	2,119	79
Old National Bancorp/IN	5,093	88
OneMain Holdings Inc, Cl A	258	13
Orchid Island Capital Inc, Cl A ‡	3,472	29
Pacific Premier Bancorp Inc	3,188	73
Palomar Holdings Inc, Cl A *	145	12
Pathward Financial Inc	266	15
PayPal Holdings Inc *	16,718	970
PennyMac Mortgage Investment Trust ‡	24,099	331
Pinnacle Financial Partners Inc	1,489	119
PNC Financial Services Group Inc/The	1,439	224
Popular Inc	1,507	133
PRA Group Inc *	1,320	26
Primerica Inc	323	76
Principal Financial Group Inc	662	52
ProAssurance Corp *	1,351	17
PROG Holdings Inc	832	29
Progressive Corp/The	7,459	1,549
Prosperity Bancshares Inc	1,192	73
Provident Financial Services Inc	4,392	63
Prudential Financial Inc	974	114
Radian Group Inc	1,924	60
Raymond James Financial Inc	1,949	241
Redwood Trust Inc ‡	2,992	19
Regions Financial Corp	62,324	1,249
Reinsurance Group of America Inc, Cl A	578	119
RenaissanceRe Holdings Ltd	69	15
Renasant Corp	1,366	42
Repay Holdings Corp, Cl A *	7,436	79

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Rithm Capital Corp ‡	1,403	$15
RLI Corp	545	77
S&P Global Inc	5,805	2,589
Sandy Spring Bancorp Inc	1,350	33
Seacoast Banking Corp of Florida	1,616	38
ServisFirst Bancshares Inc	187	12
SLM Corp	8,316	173
SouthState Corp	216	17
Starwood Property Trust Inc ‡	2,000	38
State Street Corp	9,970	738
Stifel Financial Corp	245	21
Synchrony Financial	4,720	223
Synovus Financial Corp	1,267	51
T Rowe Price Group Inc	2,711	313
Texas Capital Bancshares Inc *	822	50
TFS Financial Corp	573	7
TPG RE Finance Trust Inc ‡	2,439	21
Travelers Cos Inc/The	4,033	820
TriCo Bancshares	1,219	48
Triumph Financial Inc *	822	67
Truist Financial Corp	14,236	553
Trustmark Corp	1,410	42
Two Harbors Investment Corp ‡	1,597	21
UMB Financial Corp	715	60
Univest Financial Corp	1,820	42
Unum Group	1,638	84
Upstart Holdings Inc *	1,290	30
US Bancorp	2,749	109
Valley National Bancorp	4,269	30
Veritex Holdings Inc	348	7
Virtu Financial Inc, Cl A	3,026	68
Visa Inc, Cl A	21,036	5,521
W R Berkley Corp	247	19
Walker & Dunlop Inc	749	74
Washington Trust Bancorp Inc	924	25
Webster Financial Corp	2,008	88
Wells Fargo & Co	26,817	1,593
Westamerica BanCorp	731	35
Western Alliance Bancorp	1,801	113
Western Union Co/The	425	5
WEX Inc *	55	10
Willis Towers Watson PLC	907	238
Wintrust Financial Corp	708	70
XP Inc, Cl A	3,989	70
Zions Bancorp NA	1,771	77

		70,156
Health Care — 12.2%
Abbott Laboratories	25,893	2,691
AbbVie Inc	21,359	3,663
Acadia Healthcare Co Inc *	220	15
Accolade Inc *	956	3
AdaptHealth Corp, Cl A *	2,632	26
Adaptive Biotechnologies Corp *	1,704	6

New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Addus HomeCare Corp *	495	$57
Agilent Technologies Inc	765	99
Agios Pharmaceuticals Inc *	1,062	46
Akero Therapeutics Inc *	913	21
Alector Inc *	2,628	12
Align Technology Inc *	311	75
Alkermes PLC *	2,433	59
Allogene Therapeutics Inc *	1,838	4
Alnylam Pharmaceuticals Inc *	562	137
Amedisys Inc *	56	5
Amgen Inc	7,026	2,195
Amicus Therapeutics Inc *	5,193	51
AMN Healthcare Services Inc *	832	43
AnaptysBio Inc *	1,908	48
Anika Therapeutics Inc *	920	23
Apellis Pharmaceuticals Inc *	1,789	69
Arcturus Therapeutics Holdings Inc *	483	12
Arrowhead Pharmaceuticals Inc *	251	7
Arvinas Inc *	1,298	35
Astrana Health Inc *	344	14
AtriCure Inc *	1,029	23
Atrion Corp	71	32
Avanos Medical Inc *	301	6
Avantor Inc *	1,656	35
Avidity Biosciences Inc *	2,388	98
Axonics Inc *	351	24
Azenta Inc *	207	11
Baxter International Inc	12,373	414
Becton Dickinson & Co	769	180
BioCryst Pharmaceuticals Inc *	1,030	6
Biogen Inc *	1,991	462
Biohaven Ltd *	45	2
BioLife Solutions Inc *	2,163	46
BioMarin Pharmaceutical Inc *	1,042	86
Bio-Rad Laboratories Inc, Cl A *	32	9
Bio-Techne Corp	212	15
Boston Scientific Corp *	16,399	1,263
Bridgebio Pharma Inc *	241	6
Bristol-Myers Squibb Co	12,713	528
Brookdale Senior Living Inc *	7,397	50
Cardinal Health Inc	1,413	139
CareDx Inc *	6,310	98
Cassava Sciences Inc *	614	8
Castle Biosciences Inc *	730	16
Catalent Inc *	949	53
Catalyst Pharmaceuticals Inc *	6,810	105
Cencora Inc, Cl A	589	133
Centene Corp *	4,805	319
Charles River Laboratories International Inc *	77	16
Cigna Group/The	6,030	1,993
Collegium Pharmaceutical Inc *	2,915	94
Cooper Cos Inc/The	944	82

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Corcept Therapeutics Inc *	3,878	$126
CorVel Corp *	125	32
Crinetics Pharmaceuticals Inc *	2,310	103
CryoPort Inc *	871	6
CVS Health Corp	3,727	220
Cytokinetics Inc *	1,159	63
Danaher Corp	7,586	1,895
DaVita Inc *	160	22
Denali Therapeutics Inc *	2,631	61
DENTSPLY SIRONA Inc	3,113	78
Dexcom Inc *	3,388	384
Editas Medicine Inc, Cl A *	1,596	7
Edwards Lifesciences Corp *	8,484	784
Elanco Animal Health Inc *	398	6
Elevance Health Inc	4,663	2,527
Eli Lilly & Co	10,234	9,266
Embecta Corp	887	11
Enanta Pharmaceuticals Inc *	785	10
Encompass Health Corp	164	14
Enhabit Inc *	82	1
Enovis Corp *	485	22
Envista Holdings Corp *	317	5
Exact Sciences Corp *	930	39
Exelixis Inc *	4,344	98
Fate Therapeutics Inc *	3,277	11
Fortrea Holdings Inc *	515	12
Fulgent Genetics Inc *	853	17
GE HealthCare Technologies Inc	153	12
Gilead Sciences Inc	14,228	976
Glaukos Corp *	167	20
Globus Medical Inc, Cl A *	179	12
GRAIL Inc *	352	5
Haemonetics Corp *	195	16
Halozyme Therapeutics Inc *	2,641	138
HCA Healthcare Inc	1,358	436
Health Catalyst Inc *	1,594	10
HealthEquity Inc *	673	58
Henry Schein Inc *	2,612	167
Hologic Inc *	927	69
Humana Inc	242	90
Ideaya Biosciences Inc *	4,068	143
IDEXX Laboratories Inc *	707	344
IGM Biosciences Inc *	1,084	7
Illumina Inc *	2,114	221
Inari Medical Inc *	419	20
Incyte Corp *	1,063	64
Innoviva Inc *	3,557	58
Inogen Inc *	706	6
Insmed Inc *	2,129	143
Insulet Corp *	65	13
Integer Holdings Corp *	625	72
Integra LifeSciences Holdings Corp *	188	5
Intellia Therapeutics Inc *	1,231	28

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Intuitive Surgical Inc *	4,209	$1,872
Ionis Pharmaceuticals Inc *	782	37
Iovance Biotherapeutics Inc *	1,433	11
IQVIA Holdings Inc *	491	104
iRhythm Technologies Inc *	210	23
Ironwood Pharmaceuticals Inc, Cl A *	3,844	25
iTeos Therapeutics Inc *	5,921	88
Jazz Pharmaceuticals PLC *	616	66
Johnson & Johnson	32,711	4,781
Kiniksa Pharmaceuticals International PLC, Cl A *	801	15
Kodiak Sciences Inc *	1,218	3
Krystal Biotech Inc *	823	151
Kura Oncology Inc *	3,438	71
Labcorp Holdings Inc	515	105
Lantheus Holdings Inc *	2,408	193
Ligand Pharmaceuticals Inc *	462	39
LivaNova PLC *	657	36
MacroGenics Inc *	1,782	8
Madrigal Pharmaceuticals Inc *	531	149
McKesson Corp	527	308
Medtronic PLC	19,976	1,572
MeiraGTx Holdings plc *	4,240	18
Merck & Co Inc	35,830	4,436
Mettler-Toledo International Inc *	404	565
Moderna Inc *	4,368	519
Myriad Genetics Inc *	1,860	45
National Research Corp	779	18
Neogen Corp *	300	5
Neurocrine Biosciences Inc *	717	99
Nevro Corp *	83	1
Novavax Inc *	816	10
Novocure Ltd *	905	15
OmniAb Inc, Cl W *	2,263	8
Omnicell Inc *	466	13
Option Care Health Inc *	648	18
OraSure Technologies Inc *	6,042	26
Organon & Co	649	13
Pediatrix Medical Group Inc *	417	3
Pennant Group Inc/The *	1,609	37
Penumbra Inc *	72	13
Perrigo Co PLC	211	5
Pfizer Inc	69,593	1,947
Phreesia Inc *	361	8
Premier Inc, Cl A	2,266	42
Protagonist Therapeutics Inc *	1,083	38
Prothena Corp PLC *	5,314	110
PTC Therapeutics Inc *	1,021	31
QIAGEN NV	2,267	93
Quest Diagnostics Inc	865	118
Recursion Pharmaceuticals Inc, Cl A *	11,559	87
Regeneron Pharmaceuticals Inc *	1,105	1,161
REGENXBIO Inc *	456	5

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Relay Therapeutics Inc *	11,508	$75
Repligen Corp *	553	70
ResMed Inc	1,013	194
Revance Therapeutics Inc *	3,056	8
Revvity Inc	120	13
Rocket Pharmaceuticals Inc *	932	20
Sage Therapeutics Inc *	516	6
Sarepta Therapeutics Inc *	87	14
Simulations Plus Inc	1,477	72
Solventum Corp *	1,703	90
STAAR Surgical Co *	2,233	106
STERIS PLC	501	110
Stryker Corp	2,212	753
Supernus Pharmaceuticals Inc *	2,174	58
Surmodics Inc *	1,169	49
Tactile Systems Technology Inc *	728	9
Tandem Diabetes Care Inc *	144	6
Teleflex Inc	486	102
Theravance Biopharma Inc *	2,200	19
Thermo Fisher Scientific Inc	4,827	2,669
Travere Therapeutics Inc *	3,434	28
Twist Bioscience Corp *	606	30
Ultragenyx Pharmaceutical Inc *	1,143	47
United Therapeutics Corp *	559	178
UnitedHealth Group Inc	9,687	4,933
Universal Health Services Inc, Cl B	80	15
US Physical Therapy Inc	428	40
Utah Medical Products Inc	515	34
Varex Imaging Corp *	1,631	24
Vaxcyte Inc *	1,042	79
Veeva Systems Inc, Cl A *	1,157	212
Vericel Corp *	1,218	56
Vertex Pharmaceuticals Inc *	3,305	1,549
Viatris Inc, Cl W	1,277	14
Viking Therapeutics Inc *	1,343	71
Waters Corp *	395	115
West Pharmaceutical Services Inc	250	82
Xencor Inc *	1,686	32
Y-mAbs Therapeutics Inc *	3,117	38
Zentalis Pharmaceuticals Inc *	497	2
Zimmer Biomet Holdings Inc	3,501	380
Zimvie Inc *	350	6
Zoetis Inc, Cl A	6,022	1,044

		67,337
Industrials — 8.8%
3M Co	10,841	1,108
A O Smith Corp	1,708	140
AAON Inc	288	25
ABM Industries Inc	3,427	173
ACCO Brands Corp	5,214	25
Acuity Brands Inc	84	20
AerSale Corp *	13,792	95
AGCO Corp	149	15

New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Air Lease Corp, Cl A	1,053	$50
Alamo Group Inc	86	15
Alaska Air Group Inc *	4,763	192
Albany International Corp, Cl A	8,103	684
Allegion PLC	855	101
Allison Transmission Holdings Inc	1,870	142
American Airlines Group Inc *	405	5
American Woodmark Corp *	461	36
AMETEK Inc	794	132
Apogee Enterprises Inc	1,229	77
Applied Industrial Technologies Inc	745	145
ArcBest Corp	336	36
Archer Aviation Inc, Cl A *	64,962	229
Arcosa Inc	1,128	94
Argan Inc	1,315	96
Armstrong World Industries Inc	161	18
Array Technologies Inc *	7,510	77
Astec Industries Inc	204	6
Astronics Corp *	3,653	73
Atkore Inc	453	61
Automatic Data Processing Inc	8,872	2,118
Avis Budget Group Inc	445	47
Axon Enterprise Inc *	362	107
AZZ Inc	1,071	83
Barnes Group Inc	807	33
Blink Charging Co *	1,491	4
Bloom Energy Corp, Cl A *	4,597	56
Brink's Co/The	540	55
Broadridge Financial Solutions Inc	720	142
Cadre Holdings Inc	1,351	45
Carlisle Cos Inc	311	126
Carrier Global Corp	6,184	390
CBIZ Inc *	1,805	134
CH Robinson Worldwide Inc	148	13
Chart Industries Inc *	576	83
Cimpress PLC *	398	35
Cintas Corp	1,907	1,335
Clarivate PLC *	11,944	68
Clean Harbors Inc *	137	31
CNH Industrial NV	7,547	76
Comfort Systems USA Inc	988	300
Concentrix Corp	387	25
Construction Partners Inc, Cl A *	391	22
Copart Inc *	5,136	278
Core & Main Inc, Cl A *	1,715	84
Crane Co	135	20
CSG Systems International Inc	965	40
CSW Industrials Inc	116	31
CSX Corp	29,082	973
Cummins Inc	3,179	880
Custom Truck One Source Inc *	15,463	67
Dayforce Inc *	792	39
Deere & Co	4,735	1,769

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Delta Air Lines Inc	12,403	$588
Deluxe Corp	981	22
Distribution Solutions Group Inc *	3,044	91
DNOW Inc *	4,359	60
Donaldson Co Inc	202	14
Dover Corp	383	69
Dycom Industries Inc *	704	119
Eaton Corp PLC	7,838	2,458
EMCOR Group Inc	565	206
Emerson Electric Co	1,464	161
Enerpac Tool Group Corp, Cl A	2,369	90
EnerSys	664	69
Enovix Corp *	4,020	62
Enpro Inc	738	107
Enviri Corp *	7,225	62
Equifax Inc	64	16
Esab Corp	485	46
ESCO Technologies Inc	568	60
Eve Holding Inc *	97,727	396
ExlService Holdings Inc *	680	21
Expeditors International of Washington Inc	1,163	145
Exponent Inc	135	13
Fastenal Co	242	15
Federal Signal Corp	1,560	131
FedEx Corp	603	181
Ferguson PLC	582	113
Flowserve Corp	239	12
Forrester Research Inc *	1,169	20
Fortune Brands Innovations Inc	174	11
Forward Air Corp	144	3
Franklin Electric Co Inc	180	17
FTAI Aviation Ltd	1,072	111
FTI Consulting Inc *	443	96
Gates Industrial Corp PLC *	886	14
GE Vernova Inc *	635	109
Generac Holdings Inc *	203	27
General Electric Co	8,110	1,289
Genpact Ltd	5,562	179
Gibraltar Industries Inc *	164	11
Graco Inc	223	18
Granite Construction Inc	1,780	110
Great Lakes Dredge & Dock Corp *	4,289	38
Greenbrier Cos Inc/The	1,583	78
GXO Logistics Inc *	1,041	53
Healthcare Services Group Inc *	422	4
Helios Technologies Inc	1,091	52
Herc Holdings Inc	1,012	135
Hexcel Corp	15,837	989
Hillenbrand Inc	300	12
HNI Corp	1,910	86
Howmet Aerospace Inc	8,758	680
Hubbell Inc, Cl B	78	29
Huron Consulting Group Inc *	1,227	121

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ICF International Inc	545	$81
IDEX Corp	68	14
Illinois Tool Works Inc	7,609	1,803
Ingersoll Rand Inc	7,584	689
Insperity Inc	592	54
Interface Inc, Cl A	18,735	275
ITT Inc	918	119
JB Hunt Transport Services Inc	437	70
JetBlue Airways Corp *	837	5
Joby Aviation Inc *	15,834	81
John Bean Technologies Corp	439	42
Johnson Controls International PLC	8,308	552
Kadant Inc	65	19
Kelly Services Inc, Cl A	2,214	47
Kennametal Inc	1,343	32
Kforce Inc	444	28
Kirby Corp *	1,032	124
Knight-Swift Transportation Holdings Inc, Cl A	1,357	68
Korn Ferry	1,193	80
Landstar System Inc	83	15
LanzaTech Global Inc *	30,948	57
Lennox International Inc	44	24
Lincoln Electric Holdings Inc	1,027	194
Lindsay Corp	91	11
Liquidity Services Inc *	2,249	45
Luxfer Holdings PLC	3,194	37
Lyft Inc, Cl A *	7,511	106
ManpowerGroup Inc	3,586	250
Marten Transport Ltd	592	11
Masco Corp	245	16
Masterbrand Inc *	174	3
Matson Inc	1,273	167
Maximus Inc	682	58
McGrath RentCorp	666	71
MDU Resources Group Inc	386	10
Middleby Corp/The *	103	13
MillerKnoll Inc	2,900	77
MRC Global Inc *	3,597	46
MSC Industrial Direct Co Inc, Cl A	1,115	88
Mueller Industries Inc	1,799	102
Nordson Corp	600	139
Norfolk Southern Corp	2,628	564
NuScale Power Corp *	20,382	238
NV5 Global Inc *	202	19
nVent Electric PLC	457	35
Old Dominion Freight Line Inc	84	15
Omega Flex Inc	70	4
OPENLANE Inc *	2,303	38
Oshkosh Corp	2,762	299
Otis Worldwide Corp	2,457	237
Owens Corning	4,958	861
PACCAR Inc	2,950	304

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Parker-Hannifin Corp	477	$241
Paychex Inc	2,612	310
Paycom Software Inc	194	28
Paycor HCM Inc *	8,733	111
Paylocity Holding Corp *	417	55
Pentair PLC	245	19
Pitney Bowes Inc	11,792	60
Planet Labs PBC *	11,494	21
Plug Power Inc *	4,368	10
Primoris Services Corp	1,960	98
Proto Labs Inc *	91	3
Quanta Services Inc	545	138
RB Global Inc	132	10
RBC Bearings Inc *	64	17
Redwire Corp *	21,353	153
Regal Rexnord Corp	1,068	144
Republic Services Inc, Cl A	969	188
Resideo Technologies Inc *	448	9
Resources Connection Inc	7,466	82
Robert Half Inc	806	52
Rocket Lab USA Inc *	24,502	118
Rockwell Automation Inc	1,620	446
Rollins Inc	3,532	172
RXO Inc *	1,041	27
Ryder System Inc	1,425	177
Saia Inc *	96	46
Schneider National Inc, Cl B	521	13
Sensata Technologies Holding PLC	4,273	160
Shyft Group Inc/The	429	5
Simpson Manufacturing Co Inc	643	108
SiteOne Landscape Supply Inc *	361	44
Snap-on Inc	318	83
Southwest Airlines Co	322	9
Spirit AeroSystems Holdings Inc, Cl A *	36,300	1,193
Spirit Airlines Inc	1,221	4
SPX Technologies Inc *	999	142
Standex International Corp	622	100
Stanley Black & Decker Inc	1,349	108
Steelcase Inc, Cl A	2,620	34
Stericycle Inc *	179	10
Sterling Infrastructure Inc *	972	115
Sunrun Inc *	1,979	23
Tennant Co	639	63
Terex Corp	341	19
Tetra Tech Inc	564	115
Timken Co/The	204	16
Toro Co/The	1,175	110
TPI Composites Inc *	472	2
Trane Technologies PLC	1,779	585
TransUnion	135	10
Trex Co Inc *	1,134	84
TriNet Group Inc	877	88
Trinity Industries Inc	511	15

New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TrueBlue Inc *	6,393	$66
TTEC Holdings Inc	202	1
Uber Technologies Inc *	13,641	991
UFP Industries Inc	196	22
U-Haul Holding Co *	28	2
U-Haul Holding Co, Cl B	252	15
UniFirst Corp/MA	235	40
Union Pacific Corp	7,120	1,611
United Airlines Holdings Inc *	289	14
United Parcel Service Inc, Cl B	8,300	1,136
United Rentals Inc	1,692	1,094
Upwork Inc *	3,753	40
Valmont Industries Inc	76	21
Veralto Corp	1,397	133
Verisk Analytics Inc, Cl A	1,729	466
Vertiv Holdings Co, Cl A	1,255	109
Vestis Corp	130	2
Viad Corp *	2,883	98
Wabash National Corp	3,217	70
Waste Management Inc	6,467	1,380
Watsco Inc	52	24
Watts Water Technologies Inc, Cl A	507	93
WESCO International Inc	3,661	580
Westinghouse Air Brake Technologies Corp	465	74
WillScot Mobile Mini Holdings Corp, Cl A *	590	22
WW Grainger Inc	1,682	1,518
Xylem Inc/NY	11,319	1,535
Zurn Elkay Water Solutions Corp	1,629	48

		48,533
Information Technology — 30.7%
8x8 Inc *	2,725	6
Accenture PLC, Cl A	9,741	2,956
ACI Worldwide Inc *	1,373	54
Adeia Inc	2,351	26
Adobe Inc *	6,594	3,663
ADTRAN Holdings Inc	979	5
Advanced Energy Industries Inc	725	79
Advanced Micro Devices Inc *	18,853	3,058
Agilysys Inc *	323	34
Akamai Technologies Inc *	7,949	716
Alarm.com Holdings Inc *	1,192	76
Altair Engineering Inc, Cl A *	269	26
Ambarella Inc *	160	9
Amdocs Ltd	3,632	287
Amkor Technology Inc	3,864	155
Amphenol Corp, Cl A	9,296	626
Analog Devices Inc	2,948	673
ANSYS Inc *	683	220
Appian Corp, Cl A *	1,246	38
Apple Inc	150,610	31,721
Applied Materials Inc	12,856	3,034
Arista Networks Inc *	3,072	1,077
Arlo Technologies Inc *	7,542	98

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Arrow Electronics Inc *	1,639	$198
Asana Inc, Cl A *	3,091	43
ASGN Inc *	146	13
Aspen Technology Inc *	173	34
Atlassian Corp, Cl A *	76	13
Autodesk Inc *	3,559	881
Avnet Inc	325	17
Axcelis Technologies Inc *	951	135
Badger Meter Inc	775	144
Belden Inc	155	15
Benchmark Electronics Inc	1,447	57
Bentley Systems Inc, Cl B	1,422	70
BigCommerce Holdings Inc *	3,803	31
BILL Holdings Inc *	185	10
Blackbaud Inc *	629	48
Blackline Inc *	185	9
Box Inc, Cl A *	539	14
Broadcom Inc	5,201	8,350
Cadence Design Systems Inc *	2,312	712
CDW Corp/DE	806	180
Cerence Inc *	493	1
Ciena Corp *	1,223	59
Cirrus Logic Inc *	640	82
Cisco Systems Inc	62,767	2,982
Cloudflare Inc, Cl A *	1,522	126
Cognex Corp	203	9
Cognizant Technology Solutions Corp, Cl A	8,315	565
Coherent Corp *	265	19
Cohu Inc *	3,416	113
CommVault Systems Inc *	219	27
Consensus Cloud Solutions Inc *	180	3
Corning Inc	6,104	237
Crane NXT Co	135	8
Crowdstrike Holdings Inc, Cl A *	939	360
CTS Corp	301	15
Datadog Inc, Cl A *	1,589	206
DocuSign Inc, Cl A *	1,618	87
Dolby Laboratories Inc, Cl A	731	58
Domo Inc, Cl B *	297	2
Dropbox Inc, Cl A *	2,914	65
Dynatrace Inc *	465	21
E2open Parent Holdings Inc *	20,021	90
Elastic NV *	183	21
Enphase Energy Inc *	60	6
Envestnet Inc *	717	45
Extreme Networks Inc *	4,187	56
F5 Inc *	578	100
Fair Isaac Corp *	16	24
Fastly Inc, Cl A *	905	7
First Solar Inc *	2,124	479
Five9 Inc *	93	4
FormFactor Inc *	353	21
Fortinet Inc *	1,490	90

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gartner Inc *	326	$146
Gen Digital Inc	4,737	118
GLOBALFOUNDRIES Inc *	1,732	88
Globant SA *	271	48
GoDaddy Inc, Cl A *	1,102	154
Guidewire Software Inc *	109	15
Hackett Group Inc/The	3,129	68
HubSpot Inc *	322	190
Ichor Holdings Ltd *	2,906	112
Infinera Corp *	6,579	40
Insight Enterprises Inc *	132	26
Intel Corp	47,431	1,469
InterDigital Inc	917	107
International Business Machines Corp	13,123	2,270
Intuit Inc	3,714	2,441
IPG Photonics Corp *	558	47
Itron Inc *	588	58
Jabil Inc	1,012	110
Juniper Networks Inc	7,826	285
Keysight Technologies Inc *	8,514	1,164
Kimball Electronics Inc *	2,142	47
KLA Corp	1,732	1,428
Knowles Corp *	2,314	40
Kulicke & Soffa Industries Inc	764	38
Kyndryl Holdings Inc *	2,624	69
Lam Research Corp	2,119	2,256
Lattice Semiconductor Corp *	369	21
Littelfuse Inc	60	15
Lumentum Holdings Inc *	660	34
Manhattan Associates Inc *	522	129
Marathon Digital Holdings Inc *	3,468	69
Marvell Technology Inc	7,143	499
Matterport Inc *	11,962	53
Microchip Technology Inc	1,268	116
Micron Technology Inc	11,221	1,476
Microsoft Corp	79,971	35,743
MicroStrategy Inc, Cl A *	69	95
MKS Instruments Inc	103	13
MongoDB Inc, Cl A *	574	143
Monolithic Power Systems Inc	64	53
N-able Inc *	317	5
nCino Inc *	3,450	109
NCR Voyix Corp *	334	4
NetApp Inc	2,936	378
NETGEAR Inc *	7,406	113
NetScout Systems Inc *	2,073	38
Novanta Inc *	98	16
Nutanix Inc, Cl A *	359	20
NVIDIA Corp	257,050	31,756
Okta Inc, Cl A *	812	76
ON Semiconductor Corp *	1,757	120
Oracle Corp	24,339	3,437
OSI Systems Inc *	497	68

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PagerDuty Inc *	1,821	$42
Palantir Technologies Inc, Cl A *	4,251	108
Palo Alto Networks Inc *	2,616	887
Pegasystems Inc	150	9
Perficient Inc *	181	14
Plexus Corp *	589	61
Power Integrations Inc	196	14
PowerSchool Holdings Inc, Cl A *	4,855	109
Procore Technologies Inc *	1,013	67
Progress Software Corp	1,206	65
PROS Holdings Inc *	818	23
PTC Inc *	677	123
Pure Storage Inc, Cl A *	685	44
Qorvo Inc *	100	12
QUALCOMM Inc	14,569	2,902
Qualys Inc *	591	84
Rambus Inc *	2,829	166
Rapid7 Inc *	393	17
RingCentral Inc, Cl A *	699	20
Riot Platforms Inc *	3,379	31
Rogers Corp *	392	47
Roper Technologies Inc	193	109
Salesforce Inc	13,875	3,567
Sanmina Corp *	189	13
ScanSource Inc *	1,292	57
Semtech Corp *	1,000	30
ServiceNow Inc *	2,243	1,765
Silicon Laboratories Inc *	437	48
Skyworks Solutions Inc	308	33
Smartsheet Inc, Cl A *	266	12
Snowflake Inc, Cl A *	3,330	450
SolarWinds Corp	317	4
SPS Commerce Inc *	152	29
Super Micro Computer Inc *	122	100
Synaptics Inc *	142	13
Synopsys Inc *	1,235	735
TD SYNNEX Corp	387	45
Teledyne Technologies Inc *	31	12
Teradata Corp *	2,108	73
Teradyne Inc	945	140
Texas Instruments Inc	6,761	1,315
Trimble Inc *	2,035	114
TTM Technologies Inc *	3,386	66
Tucows Inc, Cl A *	170	3
Turtle Beach Corp *	6,220	89
Twilio Inc, Cl A *	1,420	81
Tyler Technologies Inc *	393	198
Ubiquiti Inc	48	7
UiPath Inc, Cl A *	4,174	53
Unisys Corp *	689	3
Unity Software Inc *	2,638	43
Universal Display Corp	1,927	405
Varonis Systems Inc, Cl B *	327	16

New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Verint Systems Inc *	947	$30
VeriSign Inc *	802	143
ViaSat Inc *	693	9
Viavi Solutions Inc *	3,355	23
Western Digital Corp *	2,423	184
Wolfspeed Inc *	248	6
Workday Inc, Cl A *	2,079	465
Workiva Inc, Cl A *	1,224	89
Xerox Holdings Corp	4,697	55
Xperi Inc *	940	8
Zebra Technologies Corp, Cl A *	438	135
Zoom Video Communications Inc, Cl A *	2,001	118
Zscaler Inc *	491	94

		168,864
Materials — 2.5%
AdvanSix Inc	1,143	26
Air Products and Chemicals Inc	4,688	1,210
Albemarle Corp	752	72
Alcoa Corp	4,188	167
Amcor PLC	4,821	47
AptarGroup Inc	1,944	274
Arcadium Lithium PLC *	13,971	47
Arch Resources Inc	94	14
Ashland Inc	152	14
ATI Inc *	2,362	131
Avery Dennison Corp	88	19
Avient Corp	1,216	53
Axalta Coating Systems Ltd *	3,085	105
Balchem Corp	107	16
Ball Corp	15,648	939
Berry Global Group Inc	3,314	195
Cabot Corp	238	22
Carpenter Technology Corp	1,006	110
Celanese Corp, Cl A	93	13
CF Industries Holdings Inc	1,865	138
Chemours Co/The	2,832	64
Cleveland-Cliffs Inc *	6,197	95
Coeur Mining Inc *	6,945	39
Commercial Metals Co	1,211	67
Compass Minerals International Inc	851	9
Constellium SE, Cl A *	4,520	85
Corteva Inc	885	48
CRH PLC	1,464	110
Crown Holdings Inc	6,925	515
Dow Inc	6,392	339
DuPont de Nemours Inc	1,359	109
Eagle Materials Inc	126	27
Eastman Chemical Co	9,101	892
Ecolab Inc	2,293	546
FMC Corp	2,400	138
Freeport-McMoRan Inc	27,003	1,312
Graphic Packaging Holding Co	681	18
Greif Inc, Cl A	1,122	65

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Greif Inc, Cl B	1,759	$110
HB Fuller Co	158	12
Huntsman Corp	475	11
Ingevity Corp *	563	25
Innospec Inc	499	62
International Flavors & Fragrances Inc	2,307	220
International Paper Co	360	16
Knife River Corp *	96	7
Linde PLC	3,740	1,641
Louisiana-Pacific Corp	1,155	95
LyondellBasell Industries NV, Cl A	2,182	209
Martin Marietta Materials Inc	397	215
Metallus Inc *	5,421	110
Minerals Technologies Inc	182	15
Mosaic Co/The	3,590	104
Newmont Corp	21,956	919
Novagold Resources Inc *	1,266	4
Nucor Corp	1,828	289
O-I Glass Inc, Cl I *	9,926	111
Packaging Corp of America	101	18
PPG Industries Inc	2,274	286
Quaker Chemical Corp	55	9
Radius Recycling Inc, Cl A	1,418	22
Reliance Inc	412	118
Royal Gold Inc	512	64
Scotts Miracle-Gro Co/The	163	11
Sealed Air Corp	293	10
Sensient Technologies Corp	161	12
Sherwin-Williams Co/The	593	177
Sonoco Products Co	185	9
Southern Copper Corp	275	30
Steel Dynamics Inc	2,648	343
Stepan Co	138	12
Summit Materials Inc, Cl A *	447	16
Sylvamo Corp	32	2
TriMas Corp	1,583	40
Tronox Holdings PLC	4,385	69
United States Lime & Minerals Inc	98	36
United States Steel Corp	3,709	140
Vulcan Materials Co	665	165
Warrior Met Coal Inc	969	61
Westlake Corp	137	20
Westrock Co	336	17
Worthington Steel Inc	223	7

		13,959
Real Estate — 2.5%
Acadia Realty Trust ‡	1,946	35
Agree Realty Corp ‡	736	46
Alexander & Baldwin Inc ‡	2,342	40
Alexandria Real Estate Equities Inc ‡	846	99
American Homes 4 Rent, Cl A ‡	375	14
American Tower Corp, Cl A ‡	5,189	1,009
Anywhere Real Estate Inc *	4,621	15

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Apartment Investment and Management Co, Cl A *‡	1,711	$14
Apple Hospitality REIT Inc ‡	718	10
AvalonBay Communities Inc ‡	3,261	675
Brandywine Realty Trust ‡	14,492	65
Brixmor Property Group Inc ‡	4,703	109
BXP Inc ‡	1,468	90
Camden Property Trust ‡	125	14
CareTrust REIT Inc ‡	2,438	61
CBRE Group Inc, Cl A *	13,376	1,192
Community Healthcare Trust Inc ‡	1,136	27
COPT Defense Properties ‡	3,986	100
CoStar Group Inc *	1,202	89
Cousins Properties Inc ‡	289	7
Crown Castle Inc ‡	4,174	408
CubeSmart ‡	377	17
Cushman & Wakefield PLC *	2,593	27
DiamondRock Hospitality Co ‡	4,575	39
Digital Realty Trust Inc ‡	2,674	407
Douglas Emmett Inc ‡	448	6
EastGroup Properties Inc ‡	306	52
Elme Communities ‡	1,705	27
Empire State Realty Trust Inc, Cl A ‡	5,592	52
EPR Properties ‡	735	31
Equinix Inc ‡	1,035	783
Equity Commonwealth *‡	846	16
Equity LifeStyle Properties Inc ‡	167	11
Equity Residential ‡	3,485	242
Essential Properties Realty Trust Inc ‡	2,028	56
Essex Property Trust Inc ‡	454	124
Extra Space Storage Inc ‡	959	149
Federal Realty Investment Trust ‡	114	11
First Industrial Realty Trust Inc ‡	263	12
Four Corners Property Trust Inc ‡	1,848	46
Gaming and Leisure Properties Inc ‡	283	13
Healthcare Realty Trust Inc, Cl A ‡	392	6
Healthpeak Properties Inc ‡	11,240	220
Highwoods Properties Inc ‡	247	6
Host Hotels & Resorts Inc ‡	5,040	91
Howard Hughes Holdings Inc *	795	51
Hudson Pacific Properties Inc ‡	2,475	12
Innovative Industrial Properties Inc, Cl A ‡	59	6
Invitation Homes Inc ‡	1,509	54
Iron Mountain Inc ‡	1,626	146
JBG SMITH Properties ‡	2,065	31
Jones Lang LaSalle Inc *	1,270	261
Kilroy Realty Corp ‡	2,593	81
Kimco Realty Corp ‡	7,790	152
Kite Realty Group Trust ‡	3,286	74
Lamar Advertising Co, Cl A ‡	1,059	127
LTC Properties Inc ‡	1,142	39
LXP Industrial Trust ‡	966	9
Macerich Co/The ‡	5,508	85

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Marcus & Millichap Inc	1,380	$43
Medical Properties Trust Inc ‡	2,513	11
Mid-America Apartment Communities Inc ‡	318	45
NET Lease Office Properties ‡	10	—
Newmark Group Inc, Cl A	3,753	38
Omega Healthcare Investors Inc ‡	1,229	42
Orion Office REIT Inc ‡	124	—
Outfront Media Inc ‡	1,951	28
Paramount Group Inc ‡	5,922	27
Park Hotels & Resorts Inc ‡	1,996	30
Pebblebrook Hotel Trust ‡	1,899	26
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	17
PotlatchDeltic Corp ‡	231	9
Prologis Inc ‡	18,520	2,080
Public Storage ‡	384	110
Rayonier Inc ‡	1,593	46
RE/MAX Holdings Inc, Cl A	1,292	10
Realty Income Corp ‡	2,112	112
Redfin Corp *	458	3
Regency Centers Corp ‡	18,570	1,155
Rexford Industrial Realty Inc ‡	241	11
RLJ Lodging Trust ‡	2,849	27
RMR Group Inc/The, Cl A	1,095	25
Ryman Hospitality Properties Inc ‡	577	58
Safehold Inc ‡	968	19
SBA Communications Corp, Cl A ‡	684	134
Service Properties Trust ‡	483	2
Simon Property Group Inc ‡	698	106
SITE Centers Corp ‡	3,734	54
SL Green Realty Corp ‡	2,468	140
St Joe Co/The	460	25
STAG Industrial Inc ‡	359	13
Star Holdings *‡	480	6
Summit Hotel Properties Inc ‡	4,173	25
Sun Communities Inc ‡	272	33
Tanger Inc ‡	647	18
UDR Inc ‡	250	10
Uniti Group Inc ‡	1,247	4
Urban Edge Properties ‡	2,679	49
Ventas Inc ‡	2,183	112
VICI Properties Inc, Cl A ‡	3,317	95
Vornado Realty Trust ‡	2,903	76
Welltower Inc ‡	4,270	445
Weyerhaeuser Co ‡	17,005	483
WP Carey Inc ‡	149	8
Xenia Hotels & Resorts Inc ‡	2,347	34
Zillow Group Inc, Cl C *	1,112	52

		13,587
Utilities — 1.7%
AES Corp/The	5,282	93
ALLETE Inc	620	39
Alliant Energy Corp	213	11
Ameren Corp	141	10

New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
American Electric Power Co Inc	5,930	$520
American States Water Co	580	42
American Water Works Co Inc	2,717	351
Atmos Energy Corp	461	54
Avangrid Inc	1,720	61
Brookfield Infrastructure Corp, Cl A	1,827	62
CenterPoint Energy Inc	434	13
Clearway Energy Inc, Cl A	1,758	40
Clearway Energy Inc, Cl C	456	11
CMS Energy Corp	20,708	1,233
Consolidated Edison Inc	1,130	101
Constellation Energy Corp	600	120
Dominion Energy Inc	2,121	104
DTE Energy Co	876	97
Duke Energy Corp	11,833	1,186
Edison International	3,288	236
Entergy Corp	2,276	244
Essential Utilities Inc	331	12
Evergy Inc	180	10
Eversource Energy	10,983	623
Exelon Corp	11,090	384
FirstEnergy Corp	1,531	59
Hawaiian Electric Industries Inc	249	2
IDACORP Inc, Cl Rights	108	10
MGE Energy Inc	631	47
National Fuel Gas Co	223	12
New Jersey Resources Corp	1,111	47
NextEra Energy Inc	27,072	1,917
NiSource Inc	419	12
Northwest Natural Holding Co	699	25
NRG Energy Inc	323	25
OGE Energy Corp	261	9
Ormat Technologies Inc	644	46
PG&E Corp	692	12
Pinnacle West Capital Corp	1,420	108
PNM Resources Inc	975	36
Portland General Electric Co	894	39
PPL Corp	2,577	71
Public Service Enterprise Group Inc	210	15
Sempra	6,186	471
SJW Group	716	39
Southern Co/The	4,652	361
Sunnova Energy International Inc *	810	5
UGI Corp	253	6
Vistra Corp	1,097	94
WEC Energy Group Inc	1,179	93

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	1,637	$87

		9,305
Total Common Stock
(Cost $231,224) ($ Thousands)		543,919

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	332	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	3,631,055	3,631
Total Cash Equivalent
(Cost $3,631) ($ Thousands)		3,631
Total Investments in Securities — 99.6%
(Cost $234,855) ($ Thousands)		$547,550

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Growth Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:
Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Russell 2000 Index E-MINI	6	Sep-2024	$613	$620	$7
S&P 500 Index E-MINI	12	Sep-2024	3,317	3,312	(5)
			$3,930	$3,932	$2

For the year ended June 30, 2024, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $549,620 ($ Thousands).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security (see Note 3).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of June 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	543,919		–	–	543,919
Rights	–	^	–	–	–	^
Cash Equivalent	3,631		–	–	3,631
Total Investments in Securities	547,550		–	–	547,550

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	7	–	–	7
Unrealized Depreciation	(5)	–	–	(5)
Total Other Financial Instruments	2	–	–	2

^	This category includes securities with a value of $—.
*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended June 30, 2024 ($ Thousands):

Security Description	Value 6/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,867	$61,925	$(61,161)	$—	$—	$3,631	$181	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 41.6%
Agency Mortgage-Backed Obligations — 34.8%
FHLB DN
5.305%, 07/15/2024(A)	$300	$299
FHLMC
6.500%, 12/01/2035 to 04/01/2054	740	757
6.218%, US0012M + 1.598%, 06/01/2047(B)	262	267
6.131%, US0012M + 1.625%, 10/01/2046(B)	414	422
6.000%, 03/01/2035 to 04/01/2054	2,008	2,037
5.500%, 12/01/2036 to 05/01/2054	2,745	2,732
5.000%, 11/01/2035 to 04/01/2053	1,159	1,135
4.500%, 06/01/2038 to 11/01/2052	2,576	2,479
4.000%, 07/01/2037 to 02/01/2053	2,883	2,689
3.500%, 04/01/2033 to 06/01/2052	1,951	1,771
3.103%, US0012M + 1.621%, 02/01/2050(B)	103	99
3.007%, US0012M + 1.628%, 11/01/2048(B)	317	299
3.000%, 09/01/2032 to 06/01/2052	4,280	3,718
2.883%, US0012M + 1.619%, 11/01/2047(B)	101	98
2.500%, 08/01/2030 to 04/01/2052	7,026	5,939
2.000%, 09/01/2040 to 03/01/2052	4,865	3,979
1.500%, 11/01/2040 to 02/01/2051	1,357	1,091
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	44	7
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.635%, 02/25/2035(B)	2,280	247
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1516, Cl X1, IO
1.628%, 05/25/2035(B)	841	97
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
1.048%, 09/25/2030(B)	13,601	639
FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1517, Cl X1, IO
1.436%, 07/25/2035(B)	234	24
FHLMC Multifamily Structured Pass-Through Certificates, Ser K740, Cl X1, IO
0.825%, 09/25/2027(B)	7,829	155
FHLMC Multifamily Structured Pass-Through Certificates, Ser KG06, Cl X1, IO
0.626%, 10/25/2031(B)	6,490	197
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.835%, SOFR30A + 1.500%, 10/25/2041(B)(C)	230	231
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.185%, SOFR30A + 1.850%, 01/25/2042(B)(C)	420	425

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.635%, SOFR30A + 1.300%, 02/25/2042(B)(C)	$50	$50
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.535%, SOFR30A + 2.200%, 05/25/2042(B)(C)	189	192
FHLMC, Ser 2011-3947, Cl SG, IO
0.502%, 10/15/2041(B)	64	6
FHLMC, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	17	–
FHLMC, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	37	1
FHLMC, Ser 2012-4099, Cl ST, IO
0.552%, 08/15/2042(B)	40	4
FHLMC, Ser 2013-4203, Cl PS, IO
0.802%, 09/15/2042(B)	58	5
FHLMC, Ser 2014-334, Cl S7, IO
0.652%, 08/15/2044(B)	18	2
FHLMC, Ser 2014-4310, Cl SA, IO
0.502%, 02/15/2044(B)	16	1
FHLMC, Ser 2014-4335, Cl SW, IO
0.552%, 05/15/2044(B)	33	3
FHLMC, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	134	116
FHLMC, Ser 2014-4415, Cl IO, IO
0.302%, 04/15/2041(B)	15	1
FHLMC, Ser 2016-353, Cl S1, IO
0.552%, 12/15/2046(B)	58	6
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	26	23
FHLMC, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	432	101
FHLMC, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	227	36
FHLMC, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	316	46
FHLMC, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	78	13
FHLMC, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	79	11
FHLMC, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	475	63
FHLMC, Ser 2022-5206, Cl IJ, IO
4.000%, 04/15/2048	1,070	213
FHLMC, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	300	266
FHLMC, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	916	115
FHLMC, Ser 2023-5377, Cl IO, IO
2.500%, 12/25/2051	867	113

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA
7.000%, 11/01/2037 to 11/01/2038	$11	$12
6.500%, 01/01/2038 to 03/01/2054	876	899
6.393%, 01/01/2036(B)	19	19
6.317%, US0012M + 1.423%, 05/01/2043(B)	92	92
6.246%, US0012M + 1.700%, 03/01/2036(B)	16	17
6.000%, 07/01/2041 to 03/01/2054	1,008	1,019
5.500%, 02/01/2035 to 11/01/2053	3,687	3,655
5.000%, 11/01/2025 to 08/01/2053	4,890	4,802
4.500%, 02/01/2035 to 08/01/2058	4,484	4,307
4.000%, 06/01/2025 to 06/01/2057	6,951	6,505
3.500%, 04/01/2033 to 03/01/2057	9,048	8,218
3.000%, 07/01/2035 to 06/01/2052	9,794	8,591
2.500%, 03/01/2035 to 09/01/2061	14,891	12,568
2.000%, 07/01/2031 to 04/01/2052	9,779	8,015
1.500%, 11/01/2041 to 03/01/2051	545	417
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	244	241
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	67	2
FNMA CMO, Ser 2014-47, Cl AI, IO
0.486%, 08/25/2044(B)	84	4
FNMA CMO, Ser 2015-55, Cl IO, IO
0.274%, 08/25/2055(B)	10	–
FNMA CMO, Ser 2015-56, Cl AS, IO
0.700%, 08/25/2045(B)	25	3
FNMA Interest, Ser 2012-409, Cl C18, IO
4.000%, 04/25/2042	7	1
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	72	73
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	–	–
FNMA, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	124	110
FNMA, Ser 2013-124, Cl SB, IO
0.500%, 12/25/2043(B)	19	2
FNMA, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	1	–
FNMA, Ser 2013-54, Cl BS, IO
0.700%, 06/25/2043(B)	15	2
FNMA, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	22	1
FNMA, Ser 2014-6, Cl Z
2.500%, 02/25/2044	130	109
FNMA, Ser 2017-76, Cl SB, IO
0.650%, 10/25/2057(B)	110	12
FNMA, Ser 2017-85, Cl SC, IO
0.750%, 11/25/2047(B)	51	5
FNMA, Ser 2018-74, Cl AB
3.500%, 10/25/2048	63	57

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	$108	$63
FNMA, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	152
FNMA, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	73	12
FNMA, Ser 2020-57, Cl TA
2.000%, 04/25/2050	94	80
FNMA, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	676	115
FNMA, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	404	67
FNMA, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	507	74
FNMA, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	915	112
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.370%, 02/25/2028(B)	358	338
FRESB Mortgage Trust, Ser 2019-SB58, Cl A10F
3.610%, 10/25/2028(B)	512	482
GNMA
6.500%, 09/20/2053 to 01/20/2054	1,554	1,594
6.000%, 09/20/2053 to 02/20/2054	1,662	1,688
5.500%, 02/20/2037 to 08/20/2053	1,913	1,906
5.000%, 12/20/2038 to 08/20/2053	1,386	1,365
4.600%, 09/15/2034	797	778
4.500%, 05/20/2040 to 09/20/2052	2,068	1,997
4.000%, 01/15/2041 to 06/20/2052	1,763	1,650
3.500%, 06/20/2044 to 06/20/2052	1,719	1,555
3.000%, 09/15/2042 to 04/20/2052	2,783	2,424
2.500%, 02/20/2027 to 12/20/2051	4,011	3,366
2.000%, 10/20/2050 to 04/20/2051	3,523	2,832
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	115	86
GNMA, Ser 108, Cl IO, IO
0.967%, 06/16/2061(B)	3,265	227
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	2,290	1,183
GNMA, Ser 113, Cl IO, IO
1.170%, 02/16/2058(B)	4,083	259
GNMA, Ser 2012-34, Cl SA, IO
0.597%, 03/20/2042(B)	15	1
GNMA, Ser 2012-H18, Cl NA
5.957%, US0001M + 0.520%, 08/20/2062(B)	29	29
GNMA, Ser 2012-H30, Cl GA
5.787%, US0001M + 0.350%, 12/20/2062(B)	120	119
GNMA, Ser 2013-107, Cl AD
2.802%, 11/16/2047(B)	33	29

New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-85, Cl IA, IO
0.525%, 03/16/2047(B)	$310	$3
GNMA, Ser 2013-95, Cl IO, IO
0.389%, 04/16/2047(B)	652	6
GNMA, Ser 2013-H01, Cl TA
5.937%, US0001M + 0.500%, 01/20/2063(B)	1	1
GNMA, Ser 2013-H08, Cl BF
5.837%, US0001M + 0.400%, 03/20/2063(B)	177	175
GNMA, Ser 2013-H21, Cl FB
6.137%, US0001M + 0.700%, 09/20/2063(B)	46	46
GNMA, Ser 2014-105, Cl IO, IO
0.128%, 06/16/2054(B)	41	–
GNMA, Ser 2014-186, Cl IO, IO
0.370%, 08/16/2054(B)	196	2
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	39	7
GNMA, Ser 2015-H20, Cl FA
5.907%, US0001M + 0.470%, 08/20/2065(B)	145	144
GNMA, Ser 2018-168, Cl PA
4.000%, 08/20/2048	40	37
GNMA, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	72	10
GNMA, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	69	9
GNMA, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	73	10
GNMA, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	146	19
GNMA, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	276	30
GNMA, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	345	38
GNMA, Ser 2020-H04, Cl FP
5.937%, US0001M + 0.500%, 06/20/2069(B)	101	100
GNMA, Ser 2020-H09, Cl FL
6.587%, US0001M + 1.150%, 05/20/2070(B)	59	60
GNMA, Ser 2020-H13, Cl FA
5.887%, US0001M + 0.450%, 07/20/2070(B)	432	424
GNMA, Ser 2020-H13, Cl FM
5.837%, US0001M + 0.400%, 08/20/2070(B)	159	158
GNMA, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	1,140	163
GNMA, Ser 2021-188, Cl PA
2.000%, 10/20/2051	197	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	$1,275	$210
GNMA, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	1,142	151
GNMA, Ser 2022-189, Cl PT
2.500%, 10/20/2051	181	148
GNMA, Ser 2022-9, Cl GA
2.000%, 01/20/2052	160	130
GNMA, Ser 220, Cl E
3.000%, 10/16/2064(B)	100	74
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(B)	955	46
GNMA, Ser 82, Cl Z
2.000%, 02/16/2064	209	112

		120,030
Non-Agency Mortgage-Backed Obligations — 6.8%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
6.507%, US0001M + 0.880%, 09/15/2034(B)(C)	130	126
BANK 2021-BNK36, Ser BN36, Cl A5
2.470%, 09/15/2064	390	324
BANK 2022-BNK42, Ser BNK42, Cl A5
4.493%, 06/15/2055(B)	340	321
BANK5 2023-5YR3, Ser 5YR3, Cl A2
6.255%, 09/15/2056	400	410
Benchmark Mortgage Trust, Ser 2021-B26, Cl A3
2.391%, 06/15/2054	604	534
BPR Trust, Ser TY, Cl B
6.593%, US0001M + 1.150%, 09/15/2038(B)(C)	370	364
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(B)(C)	20	18
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(B)(C)	302	298
BX Commercial Mortgage Trust 2024-XL4, Ser XL4, Cl A
6.771%, TSFR1M + 1.442%, 02/15/2039(B)(C)	605	603
BX Commercial Mortgage Trust, Ser AHP, Cl A
6.319%, TSFR1M + 0.990%, 01/17/2039(B)(C)	630	622
BX Commercial Mortgage Trust, Ser LP2, Cl A
6.342%, TSFR1M + 1.013%, 02/15/2039(B)(C)	324	321

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser VOLT, Cl A
6.143%, US0001M + 0.700%, 09/15/2036(B)(C)	$635	$627
BX Trust 2024-VLT4, Ser VLT4, Cl B
7.261%, TSFR1M + 1.941%, 07/15/2029(B)(C)	250	249
BX Trust, Ser CLS, Cl A
5.760%, 10/13/2027(C)	534	528
BX Trust, Ser LBA6, Cl A
6.329%, TSFR1M + 1.000%, 01/15/2039(B)(C)	110	109
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(C)	178	172
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	99
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	418	409
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(C)(D)	73	67
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.985%, SOFR30A + 1.650%, 12/25/2041(B)(C)	440	443
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(B)(C)	256	227
CSMC Trust, Ser 2019-NQM1, Cl A3
4.064%, 10/25/2059(C)(D)	94	92
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(B)(C)	139	117
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(B)(C)	112	90
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(B)(C)	92	78
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(B)(C)	340	298
DC Commercial Mortgage Trust 2023-DC, Ser DC, Cl A
6.314%, 09/12/2040(C)	410	420
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(B)(C)	249	221
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(B)(C)	263	215
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(B)(C)	87	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
7.176%, US0001M + 1.800%, 09/15/2031(B)(C)	$223	$160
GS Mortgage Securities Trust, Ser 2014-GC24, Cl A5
3.931%, 09/10/2047	380	379
GS Mortgage Securities Trust, Ser 2019-GC39, Cl A2
3.457%, 05/10/2052	204	204
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(C)	112	107
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1B
6.193%, US0001M + 0.740%, 06/20/2035(B)	122	110
JP Morgan Mortgage Trust Series 2024-4, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(B)(C)	498	496
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
9.193%, US0001M + 3.750%, 05/15/2028(B)(C)	115	98
JPMorgan Chase Commercial Mortgage Securities Trust, Ser ACB, Cl A
6.733%, SOFR30A + 1.400%, 03/15/2039(B)(C)	300	296
JPMorgan Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	578	571
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(B)(C)	80	70
MAD Mortgage Trust, Ser 2017-330M, Cl A
3.294%, 08/15/2034(B)(C)	220	203
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(B)(C)	131	125
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/2048	473	462
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	510	496
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	368	356
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C30, Cl A4
2.600%, 09/15/2049	399	379
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C33, Cl A5
3.599%, 05/15/2050	170	161

New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MTN Commercial Mortgage Trust, Ser LPFL, Cl A
6.727%, TSFR1M + 1.397%, 03/15/2039(B)(C)	$410	$405
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl B
3.655%, 08/15/2036(C)	410	323
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057(B)(C)	240	198
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(B)(C)	184	172
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(B)(C)	184	173
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(B)(C)	78	73
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(B)(C)	85	71
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(B)(C)	55	46
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	309	302
OBX Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061(B)(C)	187	148
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(B)(C)	227	180
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(B)(C)	128	100
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(B)(C)	312	270
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(B)(C)	204	167
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(B)(C)	177	144
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(B)(C)	127	107
RCKT Mortgage Trust 2024-INV1, Ser 2024-INV1, Cl A1
6.500%, 06/25/2054(B)(C)	100	101
Residential Mortgage Loan Trust, Ser 2019-3, Cl A2
2.941%, 09/25/2059(B)(C)	14	14
Residential Mortgage Loan Trust, Ser 2019-3, Cl A3
3.044%, 09/25/2059(B)(C)	14	14

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(B)(C)	$13	$13
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045(C)	339	332
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046(C)	1,027	940
Seasoned Credit Risk Transfer Trust, Ser 2017-2, Cl MA
3.000%, 08/25/2056	175	159
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	431	402
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	357	333
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	500	464
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	662	597
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl MAU
3.250%, 11/25/2061	824	731
Sequoia Mortgage Trust 2024-4, Ser 2024-4, Cl A4
6.000%, 05/25/2054(B)(C)	483	482
Sequoia Mortgage Trust 2024-6, Ser 2024-6, Cl A5
6.000%, 07/27/2054(B)(C)	530	529
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(B)(C)	347	316
Shops at Crystals Trust, Ser 2016-CSTL, Cl A
3.126%, 07/05/2036(C)	100	95
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041(C)	510	416
Store Master Funding I-VII, Ser 2019-1, Cl A1
2.820%, 11/20/2049(C)	313	292
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
7.360%, US0001M + 1.900%, 05/25/2058(B)(C)	100	100
UBS Commercial Mortgage Trust 2019-C16, Ser C16, Cl ASB
3.460%, 04/15/2052	268	256
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl ASB
3.371%, 09/15/2057	47	46
Wells Fargo Commercial Mortgage Trust, Ser C29, Cl A4
3.637%, 06/15/2048	606	593

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser C38, Cl A5
3.453%, 07/15/2050	$180	$169
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.531%, 10/15/2057(B)	270	239
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.645%, 10/15/2057(B)	681	–

		23,661
Total Mortgage-Backed Securities
(Cost $156,090) ($ Thousands)		143,691

CORPORATE OBLIGATIONS — 24.5%
Communication Services — 1.6%
Alphabet
1.900%, 08/15/2040	40	26
1.100%, 08/15/2030	40	33
0.450%, 08/15/2025	20	19
AT&T
4.250%, 03/01/2027	150	147
2.550%, 12/01/2033	472	375
2.300%, 06/01/2027	120	111
Charter Communications Operating
5.050%, 03/30/2029	220	211
4.908%, 07/23/2025	113	112
4.400%, 04/01/2033	110	97
3.750%, 02/15/2028	200	186
Comcast
4.250%, 10/15/2030	40	38
4.150%, 10/15/2028	250	242
3.950%, 10/15/2025	210	207
3.750%, 04/01/2040	20	16
3.450%, 02/01/2050	40	28
3.400%, 04/01/2030	140	129
3.300%, 04/01/2027	30	29
3.250%, 11/01/2039	30	23
3.150%, 03/01/2026	30	29
2.937%, 11/01/2056	27	16
2.800%, 01/15/2051	30	19
Fox
4.709%, 01/25/2029	30	30
Prosus MTN
3.061%, 07/13/2031 (C)	410	339
T-Mobile USA
5.150%, 04/15/2034	30	30
3.875%, 04/15/2030	390	365
3.750%, 04/15/2027	20	19
3.500%, 04/15/2025	150	147
3.375%, 04/15/2029	219	202

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.550%, 02/15/2031	$190	$161
2.050%, 02/15/2028	20	18
Verizon Communications
5.500%, 02/23/2054	70	68
4.500%, 08/10/2033	20	19
4.000%, 03/22/2050	30	23
3.875%, 02/08/2029	30	28
3.850%, 11/01/2042	10	8
3.000%, 03/22/2027	120	114
2.650%, 11/20/2040	130	90
2.550%, 03/21/2031	799	679
2.355%, 03/15/2032	546	446
2.100%, 03/22/2028	90	81
Warnermedia Holdings
6.412%, 03/15/2026	80	80
4.054%, 03/15/2029	447	413
3.755%, 03/15/2027	190	180

		5,633

Consumer Discretionary — 1.8%
Amazon.com
3.450%, 04/13/2029	160	152
3.300%, 04/13/2027	140	134
3.150%, 08/22/2027	470	446
1.200%, 06/03/2027	20	18
Aptiv
3.250%, 03/01/2032	639	554
Ashtead Capital
5.800%, 04/15/2034 (C)	700	695
Ferguson Finance
4.500%, 10/24/2028 (C)	459	448
3.250%, 06/02/2030 (C)	851	768
Ford Motor
6.100%, 08/19/2032	90	90
General Motors
5.600%, 10/15/2032	210	210
Home Depot
3.900%, 12/06/2028	10	10
3.350%, 04/15/2050	50	36
3.300%, 04/15/2040	40	31
2.875%, 04/15/2027	170	161
2.500%, 04/15/2027	450	421
Honda Motor
2.534%, 03/10/2027	632	592
Hyundai Capital America
5.950%, 09/21/2026 (C)	130	131
LKQ
5.750%, 06/15/2028	682	688
Lowe's
4.500%, 04/15/2030	30	29
1.700%, 09/15/2028	80	70
McDonald's MTN
3.800%, 04/01/2028	280	269

New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 01/30/2026	$10	$10
3.500%, 03/01/2027	20	19
3.500%, 07/01/2027	10	10
1.450%, 09/01/2025	10	9
NIKE
2.750%, 03/27/2027	40	38
2.400%, 03/27/2025	40	39
Toyota Motor
1.339%, 03/25/2026	210	197

		6,275

Consumer Staples — 0.5%
Coca-Cola
3.375%, 03/25/2027	30	29
Costco Wholesale
1.600%, 04/20/2030	90	76
1.375%, 06/20/2027	120	109
Hershey
0.900%, 06/01/2025	20	19
Kenvue
5.350%, 03/22/2026	150	150
5.050%, 03/22/2028	200	201
Kimberly-Clark
3.100%, 03/26/2030	20	18
Kroger
7.700%, 06/01/2029	565	624
Mars
3.200%, 04/01/2030 (C)	30	27
2.700%, 04/01/2025 (C)	60	59
Mondelez International
1.500%, 05/04/2025	180	174
PepsiCo
3.900%, 07/18/2032	90	84
2.625%, 03/19/2027	10	9
2.250%, 03/19/2025	10	10
1.625%, 05/01/2030	70	59
Procter & Gamble
3.000%, 03/25/2030	40	37
Walmart
1.800%, 09/22/2031	160	132

		1,817

Energy — 2.5%
Berkshire Hathaway Energy
3.700%, 07/15/2030	140	130
BP Capital Markets America
3.633%, 04/06/2030	50	47
3.410%, 02/11/2026	90	87
3.119%, 05/04/2026	170	164
Cameron LNG
2.902%, 07/15/2031 (C)	60	52
Columbia Pipelines Operating
6.036%, 11/15/2033 (C)	250	255

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Continental Resources
5.750%, 01/15/2031 (C)	$10	$10
4.375%, 01/15/2028	120	115
Coterra Energy
4.375%, 03/15/2029	300	287
3.900%, 05/15/2027	160	154
Devon Energy
5.850%, 12/15/2025	210	210
5.250%, 10/15/2027	64	64
5.000%, 06/15/2045	70	60
4.500%, 01/15/2030	32	31
Diamondback Energy
3.500%, 12/01/2029	50	46
3.250%, 12/01/2026	30	29
3.125%, 03/24/2031	40	35
Ecopetrol
5.375%, 06/26/2026	140	137
Energy Transfer
4.950%, 06/15/2028	10	10
3.750%, 05/15/2030	220	202
2.900%, 05/15/2025	140	137
Enterprise Products Operating
6.650%, 10/15/2034	40	44
4.150%, 10/16/2028	140	135
3.950%, 02/15/2027	150	146
3.125%, 07/31/2029	210	192
2.800%, 01/31/2030	230	206
EOG Resources
4.375%, 04/15/2030	190	185
4.150%, 01/15/2026	160	158
EQT
3.900%, 10/01/2027	140	134
KazMunayGas National JSC
5.375%, 04/24/2030 (C)	400	390
Kinder Morgan
4.300%, 06/01/2025	60	59
Occidental Petroleum
5.550%, 03/15/2026	170	170
5.322%, 10/10/2036 (A)	1,346	724
3.400%, 04/15/2026	80	77
3.200%, 08/15/2026	130	123
3.000%, 02/15/2027	130	122
Oncor Electric Delivery
4.150%, 06/01/2032	300	280
ONEOK
5.800%, 11/01/2030	50	51
5.650%, 11/01/2028	170	173
5.550%, 11/01/2026	100	100
Petrobras Global Finance BV
6.850%, 06/05/2115	150	133
Petroleos del Peru
4.750%, 06/19/2032 (C)	400	298

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Reliance Industries
3.625%, 01/12/2052 (C)	$250	$175
Schlumberger Holdings
3.900%, 05/17/2028 (C)	456	435
Shell International Finance BV
3.250%, 05/11/2025	150	147
3.250%, 04/06/2050	110	76
2.875%, 05/10/2026	90	87
2.750%, 04/06/2030	40	36
Tennessee Gas Pipeline
2.900%, 03/01/2030 (C)	60	52
Transcontinental Gas Pipe Line
3.250%, 05/15/2030	100	90
Western Midstream Operating
6.350%, 01/15/2029	490	505
4.750%, 08/15/2028	100	98
4.050%, 02/01/2030	20	19
3.100%, 02/01/2025	30	29
Williams
5.100%, 09/15/2045	70	63
4.900%, 01/15/2045	90	79
3.750%, 06/15/2027	390	374
3.500%, 11/15/2030	20	18

		8,445

Financials — 9.9%
American Express
4.050%, 05/03/2029	140	135
Aon North America
5.150%, 03/01/2029	210	209
Aviation Capital Group
4.125%, 08/01/2025 (C)	160	157
1.950%, 01/30/2026 (C)	567	534
Banco Santander
4.175%, H15T1Y + 2.000%, 03/24/2028 (B)	200	193
2.746%, 05/28/2025	200	195
Bank of America
6.204%, SOFRRATE + 1.990%, 11/10/2028 (B)	584	601
3.419%, US0003M + 1.040%, 12/20/2028 (B)	234	220
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	380	329
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	240	199
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	971	900
Bank of America MTN
4.376%, SOFRRATE + 1.580%, 04/27/2028 (B)	100	98
4.250%, 10/22/2026	10	10
4.200%, 08/26/2024	210	209

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 01/22/2025	$80	$79
3.974%, US0003M + 1.210%, 02/07/2030 (B)	80	76
3.593%, US0003M + 1.370%, 07/21/2028 (B)	210	200
3.500%, 04/19/2026	130	126
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	200	169
Bank of Montreal MTN
1.850%, 05/01/2025	130	126
Bank of New York Mellon MTN
4.289%, SOFRRATE + 1.418%, 06/13/2033 (B)	320	298
3.300%, 08/23/2029	790	723
1.600%, 04/24/2025	40	39
Bank of Nova Scotia
1.300%, 06/11/2025	70	67
Barclays
6.490%, SOFRRATE + 2.220%, 09/13/2029 (B)	887	918
Blackstone Holdings Finance
1.600%, 03/30/2031 (C)	590	465
BNP Paribas
5.894%, SOFRRATE + 1.866%, 12/05/2034 (B)(C)	200	205
5.198%, US0003M + 2.567%, 01/10/2030 (B)(C)	200	197
5.125%, H15T1Y + 1.450%, 01/13/2029 (B)(C)	270	268
2.871%, SOFRRATE + 1.387%, 04/19/2032 (B)(C)	200	167
1.675%, SOFRRATE + 0.912%, 06/30/2027 (B)(C)	290	268
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (B)	446	491
7.149%, SOFRRATE + 2.440%, 10/29/2027 (B)	189	195
5.700%, SOFRRATE + 1.905%, 02/01/2030 (B)	322	323
4.927%, SOFRRATE + 2.057%, 05/10/2028 (B)	30	30
Charles Schwab
6.136%, SOFRRATE + 2.010%, 08/24/2034 (B)	70	73
5.875%, 08/24/2026	110	111
3.850%, 05/21/2025	110	109
Citigroup
5.500%, 09/13/2025	330	330
5.300%, 05/06/2044	31	29
4.658%, SOFRRATE + 1.887%, 05/24/2028 (B)	140	138
4.650%, 07/30/2045	28	24
4.450%, 09/29/2027	90	88

New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.412%, SOFRRATE + 3.914%, 03/31/2031 (B)	$100	$95
4.400%, 06/10/2025	160	158
4.300%, 11/20/2026	40	39
4.125%, 07/25/2028	40	38
4.075%, US0003M + 1.192%, 04/23/2029 (B)	240	230
3.785%, SOFRRATE + 1.939%, 03/17/2033 (B)	250	223
3.668%, US0003M + 1.390%, 07/24/2028 (B)	340	324
3.400%, 05/01/2026	354	342
3.200%, 10/21/2026	287	274
3.106%, SOFRRATE + 2.842%, 04/08/2026 (B)	150	147
2.572%, SOFRRATE + 2.107%, 06/03/2031 (B)	160	137
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	110	90
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	246
3.649%, H15T1Y + 1.220%, 04/06/2028 (B)(C)	580	554
Credit Agricole MTN
1.907%, SOFRRATE + 1.676%, 06/16/2026 (B)(C)	250	241
Danske Bank
4.298%, H15T1Y + 1.750%, 04/01/2028 (B)(C)	240	232
GA Global Funding Trust
3.850%, 04/11/2025 (C)	1,114	1,096
Goldman Sachs Group
4.387%, SOFRRATE + 1.510%, 06/15/2027 (B)	400	392
4.250%, 10/21/2025	140	137
4.223%, US0003M + 1.301%, 05/01/2029 (B)	650	626
3.691%, US0003M + 1.510%, 06/05/2028 (B)	400	383
3.615%, SOFRRATE + 1.846%, 03/15/2028 (B)	30	29
3.500%, 04/01/2025	80	79
3.500%, 11/16/2026	90	86
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	110	91
Guardian Life Global Funding
1.100%, 06/23/2025 (C)	30	29
HSBC Holdings PLC
4.583%, US0003M + 1.535%, 06/19/2029 (B)	200	193
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (B)	539	556

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Intercontinental Exchange
4.600%, 03/15/2033	$40	$38
JPMorgan Chase
4.565%, SOFRRATE + 1.750%, 06/14/2030 (B)	998	969
4.452%, US0003M + 1.330%, 12/05/2029 (B)	200	194
4.203%, US0003M + 1.260%, 07/23/2029 (B)	773	744
4.005%, US0003M + 1.120%, 04/23/2029 (B)	100	96
3.875%, 09/10/2024	290	289
2.545%, SOFRRATE + 1.180%, 11/08/2032 (B)	110	91
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	190	164
2.083%, SOFRRATE + 1.850%, 04/22/2026 (B)	130	126
KKR Group Finance VI
3.750%, 07/01/2029 (C)	1,149	1,077
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (B)	865	872
Mitsubishi UFJ Financial Group
3.837%, H15T1Y + 1.125%, 04/17/2026 (B)	200	197
Moody's
2.000%, 08/19/2031	1,000	812
Morgan Stanley MTN
3.772%, US0003M + 1.140%, 01/24/2029 (B)	150	143
3.622%, SOFRRATE + 3.120%, 04/01/2031 (B)	475	436
2.699%, SOFRRATE + 1.143%, 01/22/2031 (B)	200	175
2.188%, SOFRRATE + 1.990%, 04/28/2026 (B)	400	389
New York Life Global Funding
0.950%, 06/24/2025 (C)	60	58
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (C)	544	536
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	834	909
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	240	240
Principal Life Global Funding II
1.250%, 06/23/2025 (C)	20	19
Royal Bank of Canada MTN
6.000%, 11/01/2027	709	727
5.150%, 02/01/2034	80	79
1.150%, 06/10/2025	70	67
RWE Finance US
5.875%, 04/16/2034 (C)	160	160

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SBA Tower Trust
2.593%, 10/15/2031 (C)	$996	$813
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (B)	520	514
3.152%, SOFRRATE + 2.650%, 03/30/2031 (B)	50	45
Swedbank
1.538%, 11/16/2026 (C)	400	367
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	140	132
1.150%, 06/12/2025	80	77
Truist Financial MTN
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	90	91
UBS AG
7.950%, 01/09/2025	250	252
5.000%, 07/09/2027	530	526
4.750%, 08/09/2024	250	250
2.950%, 04/09/2025	250	245
UBS Group
4.253%, 03/23/2028 (C)	250	239
4.194%, SOFRRATE + 3.730%, 04/01/2031 (B)(C)	250	234
4.125%, 04/15/2026 (C)	634	618
2.746%, H15T1Y + 1.100%, 02/11/2033 (B)(C)	575	470
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	100	101
1.450%, 05/12/2025	120	116
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (B)	60	56
USAA Capital
2.125%, 05/01/2030 (C)	150	128
Wells Fargo
3.000%, 10/23/2026	190	181
2.188%, SOFRRATE + 2.000%, 04/30/2026 (B)	130	126
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	20	20
5.013%, SOFRRATE + 4.502%, 04/04/2051 (B)	380	346
4.900%, 11/17/2045	30	26
4.540%, SOFRRATE + 1.560%, 08/15/2026 (B)	300	296
4.478%, SOFRRATE + 4.032%, 04/04/2031 (B)	220	210
4.300%, 07/22/2027	200	195
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	40	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	$100	$89
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	290	267

		34,060

Health Care — 2.0%
AbbVie
4.800%, 03/15/2027	110	109
4.800%, 03/15/2029	180	179
3.800%, 03/15/2025	40	40
3.600%, 05/14/2025	10	10
3.200%, 11/21/2029	150	138
2.950%, 11/21/2026	20	19
2.600%, 11/21/2024	140	138
Becton Dickinson
4.685%, 12/15/2044	36	31
3.734%, 12/15/2024	7	7
Bristol-Myers Squibb
5.200%, 02/22/2034	150	150
5.100%, 02/22/2031	50	50
4.950%, 02/20/2026	130	129
3.400%, 07/26/2029	16	15
3.200%, 06/15/2026	79	76
2.900%, 07/26/2024	154	154
Cigna Group
4.375%, 10/15/2028	420	408
1.250%, 03/15/2026	302	282
CVS Health
5.050%, 03/25/2048	60	52
4.300%, 03/25/2028	164	158
3.875%, 07/20/2025	95	93
3.625%, 04/01/2027	180	173
2.125%, 09/15/2031	150	120
1.875%, 02/28/2031	20	16
1.750%, 08/21/2030	200	163
CVS Pass-Through Trust
7.507%, 01/10/2032 (C)	915	952
5.773%, 01/10/2033 (C)	302	300
Elevance Health
4.100%, 05/15/2032	80	74
2.550%, 03/15/2031	1,023	872
Eli Lilly
4.700%, 02/09/2034	270	265
4.500%, 02/09/2029	200	198
Humana
5.750%, 12/01/2028	200	204
4.500%, 04/01/2025	10	10
3.700%, 03/23/2029	160	150
2.150%, 02/03/2032	30	24
Merck
1.900%, 12/10/2028	430	382
1.450%, 06/24/2030	50	42

New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pfizer
2.625%, 04/01/2030	$100	$89
1.700%, 05/28/2030	50	42
Solventum
5.600%, 03/23/2034 (C)	140	137
5.450%, 03/13/2031 (C)	110	109
5.400%, 03/01/2029 (C)	110	110
UnitedHealth Group
4.450%, 12/15/2048	10	9
4.000%, 05/15/2029	200	192
3.875%, 12/15/2028	30	29
2.300%, 05/15/2031	20	17
2.000%, 05/15/2030	30	25
1.250%, 01/15/2026	20	19

		6,961

Industrials — 1.7%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	1,226	1,114
2.450%, 10/29/2026	190	177
Air Lease
5.300%, 02/01/2028	90	90
3.375%, 07/01/2025	100	98
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	9
Carrier Global
2.700%, 02/15/2031	10	9
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	434	434
Cummins
5.150%, 02/20/2034	840	841
Deere
3.100%, 04/15/2030	10	9
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	414	395
Genpact Luxembourg SARL
6.000%, 06/04/2029	469	474
John Deere Capital MTN
3.350%, 04/18/2029	934	875
Republic Services
3.200%, 03/15/2025	180	177
Ryder System MTN
5.250%, 06/01/2028	609	610
3.350%, 09/01/2025	197	192
Union Pacific
3.750%, 07/15/2025	20	20
2.891%, 04/06/2036	20	16
Waste Connections
5.000%, 03/01/2034	260	254

		5,794

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 1.1%
Adobe
2.300%, 02/01/2030	$210	$184
Apple
3.350%, 02/09/2027	210	202
2.900%, 09/12/2027	110	104
2.450%, 08/04/2026	70	67
Broadcom
4.926%, 05/15/2037 (C)	33	31
4.150%, 11/15/2030	26	25
3.137%, 11/15/2035 (C)	70	56
Foundry JV Holdco
5.900%, 01/25/2030 (C)	200	203
Intel
5.125%, 02/10/2030	70	70
3.700%, 07/29/2025	30	30
1.600%, 08/12/2028	50	44
Micron Technology
5.300%, 01/15/2031	70	70
2.703%, 04/15/2032	260	215
Microsoft
3.300%, 02/06/2027	70	67
NVIDIA
2.850%, 04/01/2030	90	82
NXP BV
5.000%, 01/15/2033	916	893
2.700%, 05/01/2025	40	39
Oracle
4.650%, 05/06/2030	70	68
1.650%, 03/25/2026	130	122
PayPal Holdings
4.400%, 06/01/2032	80	76
1.650%, 06/01/2025	60	58
Salesforce
3.700%, 04/11/2028	150	145
1.500%, 07/15/2028	510	448
Texas Instruments
1.750%, 05/04/2030	40	34
TSMC Arizona
2.500%, 10/25/2031	250	211
1.750%, 10/25/2026	230	213
Visa
4.300%, 12/14/2045	10	9
3.150%, 12/14/2025	50	49
1.900%, 04/15/2027	60	55

		3,870

Materials — 0.6%
Anglo American Capital
3.625%, 09/11/2024 (C)	200	199
Glencore Funding
5.371%, 04/04/2029 (C)	90	90
1.625%, 04/27/2026 (C)	90	84

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MEGlobal BV MTN
4.250%, 11/03/2026 (C)	$200	$193
2.625%, 04/28/2028 (C)	230	207
OCP
4.500%, 10/22/2025 (C)	400	392
Orbia Advance
2.875%, 05/11/2031 (C)	200	165
Suzano Austria GmbH
3.125%, 01/15/2032	240	196
Vale Overseas
6.875%, 11/21/2036	148	159
6.250%, 08/10/2026	240	244

		1,929

Real Estate — 0.6%
Alexandria Real Estate Equities
3.950%, 01/15/2028	141	135
3.450%, 04/30/2025	664	652
American Tower Trust #1
5.490%, 03/15/2028 (C)	554	556
Healthpeak OP
2.125%, 12/01/2028	769	679

		2,022

Utilities — 2.2%
American Transmission Systems
2.650%, 01/15/2032 (C)	60	50
American Water Capital
2.800%, 05/01/2030	1,203	1,059
Commonwealth Edison
3.700%, 08/15/2028	468	445
Consumers 2023 Securitization Funding
5.210%, 09/01/2030	512	515
Duke Energy Carolinas
2.850%, 03/15/2032	1,057	906
Exelon
5.625%, 06/15/2035	343	342
FirstEnergy
1.600%, 01/15/2026	30	28
Florida Power & Light
2.450%, 02/03/2032	544	453
MidAmerican Energy
3.650%, 04/15/2029	140	132
Northern States Power
7.125%, 07/01/2025	1,052	1,069
NSTAR Electric
1.950%, 08/15/2031	1,000	809
Pacific Gas and Electric
5.550%, 05/15/2029	210	211
2.100%, 08/01/2027	130	117
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (C)	370	370

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PG&E Wildfire Recovery Funding
4.022%, 06/01/2031	$662	$636
3.594%, 06/01/2030	624	597

		7,739

Total Corporate Obligations
(Cost $89,912) ($ Thousands)		84,545

U.S. TREASURY OBLIGATIONS — 22.0%
U.S. Treasury Bills
5.332%, 08/20/2024 (A)	2,840	2,819
5.312%, 09/12/2024 (A)	960	950
U.S. Treasury Bonds
4.750%, 11/15/2043	810	821
4.750%, 11/15/2053	910	941
4.375%, 08/15/2043	1,200	1,158
4.250%, 02/15/2054	430	409
4.125%, 08/15/2053	900	838
4.000%, 11/15/2052	730	665
3.875%, 05/15/2043	980	884
3.625%, 08/15/2043	40	35
3.625%, 02/15/2053	290	247
3.625%, 05/15/2053	450	383
3.375%, 11/15/2048	190	154
3.125%, 08/15/2044	50	40
3.000%, 02/15/2049	840	636
2.875%, 08/15/2045	60	46
2.875%, 05/15/2049	320	236
2.875%, 05/15/2052	80	59
2.375%, 02/15/2042	618	450
2.375%, 05/15/2051	1,920	1,265
2.250%, 08/15/2049	280	181
2.250%, 02/15/2052	716	456
2.000%, 11/15/2041	60	41
2.000%, 02/15/2050	180	109
2.000%, 08/15/2051	900	541
1.875%, 02/15/2041	30	21
1.875%, 02/15/2051	1,190	695
1.875%, 11/15/2051	780	453
1.750%, 08/15/2041	640	423
1.625%, 11/15/2050	1,080	591
1.375%, 11/15/2040	880	555
1.375%, 08/15/2050	2,130	1,090
1.250%, 05/15/2050	620	307
U.S. Treasury Inflation-Protected Securities
1.125%, 01/15/2033	453	419
0.125%, 01/15/2030	955	860
U.S. Treasury Notes
4.875%, 04/30/2026	40	40
4.625%, 09/15/2026	30	30
4.625%, 11/15/2026	30	30

New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.625%, 04/30/2029	$2,358	$2,385
4.625%, 09/30/2030	730	740
4.625%, 04/30/2031	2,190	2,225
4.500%, 04/15/2027	1,051	1,049
4.375%, 08/31/2028	4,712	4,706
4.375%, 11/30/2028	3,184	3,184
4.250%, 12/31/2025	110	109
4.250%, 02/28/2031	1,090	1,084
4.125%, 08/31/2030	1,640	1,619
4.000%, 01/31/2029	12,006	11,821
4.000%, 07/31/2030	770	755
4.000%, 01/31/2031	2,470	2,420
4.000%, 02/15/2034	5,883	5,710
3.875%, 08/15/2033	2,119	2,039
3.750%, 12/31/2028	100	97
3.625%, 05/31/2028	3,064	2,977
3.500%, 01/31/2028	4,604	4,459
3.375%, 05/15/2033	1,454	1,348
3.125%, 08/31/2027	30	29
0.750%, 05/31/2026	7,510	6,965
0.250%, 05/31/2025	210	201
0.250%, 09/30/2025	10	9

Total U.S. Treasury Obligations
(Cost $81,727) ($ Thousands)		75,809

ASSET-BACKED SECURITIES — 8.1%
Automotive — 0.1%

Hertz Vehicle Financing III, Ser 2021-2A, Cl B
2.120%, 12/27/2027 (C)	160	146
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (C)	300	272
		418

Consumer Discretionary — 0.1%

Planet Fitness Master Issuer, Ser 2022-1A, Cl A2I
3.251%, 12/05/2051 (C)	496	465

Mortgage Related Securities — 0.1%

Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046 (C)	63	54
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
5.760%, US0001M + 0.300%, 05/25/2037 (B)(C)	133	115
		169

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 7.8%

AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (C)	$960	$912
APIDOS CLO XLVIII, Ser 2024-48A, Cl A1
6.755%, TSFR3M + 1.440%, 07/25/2037 (B)(C)	284	284
CIFC Funding 2023-III, Ser 2024-3A, Cl A
6.916%, TSFR3M + 1.600%, 01/20/2037 (B)(C)	1,043	1,050
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
5.583%, US0001M + 0.140%, 07/15/2036 (B)	109	103
DB Master Finance, Ser 2021-1A, Cl A2II
2.493%, 11/20/2051 (C)	1,023	898
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (C)	764	703
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (C)	436	403
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl B
2.940%, 01/20/2049 (C)	567	436
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (C)	262	225
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (C)	639	615
Navient Student Loan Trust, Ser 2016-3A, Cl A3
6.800%, US0001M + 1.350%, 06/25/2065 (B)(C)	216	219
Navient Student Loan Trust, Ser 2016-6A, Cl A3
6.750%, US0001M + 1.300%, 03/25/2066 (B)(C)	444	449
Palmer Square CLO, Ser 2021-2A, Cl A1A3
6.579%, US0003M + 1.000%, 10/17/2031 (B)(C)	519	520
Palmer Square CLO, Ser 2022-2A, Cl A1
6.895%, TSFR3M + 1.570%, 07/20/2034 (B)(C)	400	400
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
6.599%, TSFR3M + 1.270%, 10/15/2030 (B)(C)	578	579
PFS Financing, Ser 2023-C, Cl A
5.520%, 10/15/2028 (C)	826	830
Progress Residential Trust, Ser 2021-SFR2, Cl A
1.546%, 04/19/2038 (C)	519	484
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (C)	971	909

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/2039 (C)	$503	$474
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	872	873
SBA Small Business Investment, Ser 2024-10A, Cl 1
5.035%, 03/10/2034	850	845
SLC Student Loan Trust, Ser 2010-1, Cl A
6.485%, US0003M + 0.875%, 11/25/2042 (B)	28	28
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
5.891%, US0003M + 0.290%, 06/15/2039 (B)	124	121
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
10.193%, US0001M + 4.750%, 10/15/2041 (B)(C)	247	258
SMB Private Education Loan Trust 2020-A, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (C)	121	113
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (C)	236	210
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (C)	158	148
Subway Funding, Ser 2024-1A, Cl A2II
6.268%, 07/30/2054 (C)	872	885
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (C)	583	505
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (C)	268	257
Tricon Residential Trust, Ser 2021-SFR1, Cl A
1.943%, 07/17/2038 (C)	849	789
Triumph Rail Holdings, Ser 2021-2, Cl A
2.150%, 06/19/2051 (C)	250	227
TRP 2021, Ser 2021-1, Cl A
2.070%, 06/19/2051 (C)	458	414
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	94	89
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	89	86
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	62	57
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	274	257

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	$378	$350
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	338	308
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	198	179
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	252	228
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	339	307
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	659	608
United States Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	655	586
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	910	838
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	926	871
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	911	844
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	447	414
United States Small Business Administration, Ser 2023-25F, Cl 1
4.930%, 06/01/2048	845	835
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	816	811
United States Small Business Administration, Ser 2024-25F, Cl 1
5.040%, 06/01/2049	893	889
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (C)	304	292
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (C)	599	522
Wendy's Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (C)	257	214
Wheels Fleet Lease Funding 1, Ser 2024-1A, Cl A1
5.490%, 02/18/2039 (C)	511	511

New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wind River CLO, Ser 2021-3A, Cl A
6.736%, US0003M + 1.150%, 07/20/2033 (B)(C)	$614	$614
		26,876

Total Asset-Backed Securities
(Cost $29,373) ($ Thousands)		27,928

MUNICIPAL BONDS — 1.1%
California — 0.5%
California Health Facilities Financing Authority, RB
3.378%, 06/01/2028	575	546
San Jose, Financing Authority, RB
1.311%, 06/01/2026	540	502
University of California, Ser BU, RB
4.932%, 05/15/2034	875	873

		1,921

Illinois — 0.3%
Sales Tax Securitization, RB
4.847%, 01/01/2031	930	922

New York — 0.2%
New York State Urban Development, RB
3.350%, 03/15/2026 (E)	665	646

Wisconsin — 0.1%
State of Wisconsin, Ser A, RB, AGM
5.700%, 05/01/2026	420	422

Total Municipal Bonds
(Cost $4,005) ($ Thousands)		3,911

SOVEREIGN DEBT — 0.9%

Colombia Government International Bond
5.625%, 02/26/2044	280	214
5.200%, 05/15/2049	310	218
3.125%, 04/15/2031	220	173
Indonesia Government International Bond MTN
5.125%, 01/15/2045(C)	200	194
Korea Housing Finance
4.625%, 02/24/2033(C)	360	345
Mexico Government International Bond
3.500%, 02/12/2034	1,040	845
Peruvian Government International Bond
3.550%, 03/10/2051	90	64

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	$1,010	$1,023

Total Sovereign Debt
(Cost $3,570) ($ Thousands)		3,076

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	4,165,040	4,165
Total Cash Equivalent
(Cost $4,165) ($ Thousands)		4,165

PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $19) ($ Thousands)		22

Total Investments in Securities — 99.4%
(Cost $368,861) ($ Thousands)		$343,147

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $29) ($ Thousands)		$(7)

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Income Fund (Concluded)

A list of open-exchange traded options contracts for the Fund at June 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Put Options		$–			$–
3 Month SOFR	20	$18	$95.50	12/21/2024	$22

Total Purchased Option		$18			$22
WRITTEN OPTIONS — 0.0%
Put Options
December 2024, 3 Month SOFR	(20)	$(8)	95.00	12/21/2024	$(5)

Call Options
December 2024, 3 Month SOFR	(39)	(21)	97.13	12/21/2024	(2)

Total Written Options		$(29)			$(7)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	34	Dec-2024	$8,160	$8,088	$(72)
3 Month SOFR	126	Dec-2025	30,263	30,249	(14)
U.S. 5-Year Treasury Note	35	Sep-2024	3,728	3,730	2
U.S. 10-Year Treasury Note	185	Sep-2024	20,232	20,347	115
Ultra 10-Year U.S. Treasury Note	90	Sep-2024	10,117	10,218	101
			72,500	72,632	132
Short Contracts
U.S. 2-Year Treasury Note	(20)	Sep-2024	$(4,079)	$(4,085)	$(6)
U.S. Long Treasury Bond	(190)	Sep-2024	(22,230)	(22,479)	(249)
U.S. Ultra Long Treasury Bond	(59)	Sep-2024	(7,346)	(7,395)	(49)
			(33,655)	(33,959)	(304)
			$38,845	$38,673	$(172)

For the year ended June 30, 2024, the total amount of all open options and futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The options contracts and futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $345,299 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security (see Note 3).
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2024, the value of these securities amounted to $50,765 ($ Thousands), representing 14.7% of the Net Assets of the Fund.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Security is escrowed to maturity.

New Covenant Funds

The following is a summary of the level of inputs used as of June 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	143,691	–	143,691
Corporate Obligations	–	84,545	–	84,545
U.S. Treasury Obligations	–	75,809	–	75,809
Asset-Backed Securities	–	27,928	–	27,928
Municipal Bonds	–	3,911	–	3,911
Sovereign Debt	–	3,076	–	3,076
Cash Equivalent	4,165	–	–	4,165
Purchased Option	22	–	–	22
Total Investments in Securities	4,187	338,960	–	343,147

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(7)	–	–	(7)
Futures Contracts*
Unrealized Appreciation	218	–	–	218
Unrealized Depreciation	(390)	–	–	(390)
Total Other Financial Instruments	(179)	–	–	(179)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended June 30, 2024 ($ Thousands):

Security Description	Value 6/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,278	$113,395	$(110,508)	$—	$—	$4,165	$193	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 98.9%
Equity Fund — 61.3%
New Covenant Growth Fund	3,370,531	$217,163

Total Equity Fund
(Cost $85,919) ($ Thousands)		217,163
Fixed Income Fund — 37.6%
New Covenant Income Fund	6,470,184	133,351

Total Fixed Income Fund
(Cost $145,554) ($ Thousands)		133,351

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	1,374,745	$1,375
Total Cash Equivalent
(Cost $1,375) ($ Thousands)		1,375
Total Investments in Securities — 99.3%
(Cost $232,848) ($ Thousands)		$351,889

Percentages are based on Net Assets of $354,322 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security (see Note 3).
For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

As of June 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the year ended June 30, 2024 ($ Thousands):

Security Description	Value 6/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2024	Income	Capital Gains
New Covenant Income Fund	$125,381	$7,759	$—	$—	$211	$133,351	$3,937	$ —
New Covenant Growth Fund	207,077	11,539	(29,153)	7,443	20,257	217,163	1,668	11,539
SEI Daily Income Trust, Government Fund, Institutional Class	3,145	26,315	(28,085)	—	—	1,375	142	—
Totals	$335,603	$45,613	$(57,238)	$7,443	$20,468	$351,889	$5,747	$11,539

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

SCHEDULE OF INVESTMENTS

June 30, 2024

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 98.8%
Fixed Income Fund — 62.7%
New Covenant Income Fund	2,295,986	$47,320

Total Fixed Income Fund
(Cost $52,203) ($ Thousands)		47,320
Equity Fund — 36.1%
New Covenant Growth Fund	423,387	27,279

Total Equity Fund
(Cost $9,069) ($ Thousands)		27,279

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	273,133	$273
Total Cash Equivalent
(Cost $273) ($ Thousands)		273
Total Investments in Securities — 99.2%
(Cost $61,545) ($ Thousands)		$74,872

Percentages are based on Net Assets of $75,461 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security (see Note 3).
For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

As of June 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the year ended June 30, 2024 ($ Thousands):

Security Description	Value 6/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 6/30/2024	Income	Capital Gains
New Covenant Income Fund	$49,397	$957	$(3,041)	$(545)	$552	$47,320	$1,451	$ —
New Covenant Growth Fund	27,617	1,469	(5,375)	2,421	1,147	27,279	214	1,469
SEI Daily Income Trust, Government Fund, Institutional Class	765	10,287	(10,779)	—	—	273	32	—
Totals	$77,779	$12,713	$(19,195)	$1,876	$1,699	$74,872	$1,697	$1,469

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

Glossary (abbeviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations
AGM — Assured Guaranty Municipal
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
IO — Interest Only - face amount represents notional amount
JSC — Joint Stock Company
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month

New Covenant Funds

STATEMENTS OF ASSETS AND LIABILITIES ($ THOUSANDS)

June 30, 2024

	Growth Fund		Income Fund		Balanced Growth Fund		Balanced Income Fund
Assets:
Investments, at value†	$543,919		$338,982		$—		$—
Affiliated investments, at value††	3,631		4,165		351,889		74,872
Cash and cash equivalents	1,734		7		—		—
Receivable for investment securities in affiliates sold	—		—		2,146		473
Receivable for investment securities sold	2,312		16		—		—
Dividends and interest receivable	316		2,429		370		129
Cash pledged as collateral for futures contracts	308		580		—		—
Foreign tax reclaim receivable	81		44		—		—
Receivable for fund shares sold	12		—		—		1
Receivable for variation margin on futures contracts	2		289		—		—
Prepaid expenses	24		16		16		4
Total Assets	552,339		346,528		354,421		75,479
Liabilities:
Options written, at value †††	—		7		—		—
Payable for investment securities purchased	2,328		—		—		—
Investment advisory fees payable	104		79		—		—
Administration fees payable	73		35		17		6
Social witness and licensing fees payable	46		28		—		—
Shareholder servicing fees payable	45		28		—		—
Payable for variation margin on futures contracts	15		97		—		—
Payable for fund shares redeemed	12		—		34		2
CCO fees payable	1		1		1		—
Income distribution payable	—		856		—		—
Accrued expense payable	95		98		47		10
Total Liabilities	2,719		1,229		99		18
Net Assets	$549,620		$345,299		$354,322		$75,461
† Cost of investments	$231,224		$364,696		$—		$—
†† Cost of affiliated investments	3,631		4,165		232,848		61,545
††† Premiums Received	—		29		—		—
Net Assets:
Paid-in Capital — (unlimited authorization — par value $0.001)	$211,591		$397,426		$230,890		$62,805
Total distributable earnings/(loss)	338,029		(52,127)		123,432		12,656
Net Assets	$549,620		$345,299		$354,322		$75,461
Net Asset Value, Offering and Redemption Price Per Share	$64.43		$20.61		$122.64		$22.39
	($549,619,944 ÷ 8,529,840 shares	)	($345,299,090 ÷ 16,750,271 shares	)	($354,321,747 ÷ 2,889,168 shares	)	($75,460,709 ÷ 3,369,864 shares	)
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

New Covenant Funds

STATEMENTS OF OPERATIONS ($ THOUSANDS)

For the year ended June 30, 2024

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Investment Income:
Dividend income	$7,792	$—	$—	$—
Dividend income from affiliated registered investment company	181	193	5,747	1,697
Interest income	108	12,787	—	—
Total Investment Income	8,081	12,980	5,747	1,697
Expenses:
Investment advisory fees	2,450	1,418	—	—
Administration fees	1,043	675	506	111
Social witness and licensing fees	782	506	—	—
Shareholder servicing fees	521	338	—	—
Trustee fees (Form N-CSR Item 10)	8	5	5	1
Chief compliance officer fees	4	2	2	1
Transfer agent fees	110	70	72	15
Professional fees	61	40	40	9
Registration fees	44	30	28	7
Printing fees	24	16	15	3
Custodian fees	8	25	26	5
Proxy Fees	3	3	3	3
Other expenses	49	173	7	2
Total Expenses	5,107	3,301	704	157
Less:
Waiver of investment advisory fees	(1,244)	(485)	—	—
Waiver of administration fees	(96)	(219)	(257)	(42)
Net Expenses	3,767	2,597	447	115
Net Investment Income	4,314	10,383	5,300	1,582
Net Realized Gain (Loss) on:
Investments	42,816	(8,898)	—	—
Affiliated investments	—	—	7,443	1,876
Written options	—	113	—	—
Purchased options	—	(256)	—	—
Capital gain distributions received from affiliated investment	—	—	11,539	1,469
Futures contracts	445	683	—	—
Net Realized Gain (Loss)	43,261	(8,358)	18,982	3,345
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	56,266	8,671	—	—
Affiliated investments	—	—	20,468	1,699
Written options	—	122	—	—
Purchased options	—	(81)	—	—
Futures contracts	(44)	430	—	—
Net Change in Unrealized Appreciation (Depreciation)	56,222	9,142	20,468	1,699
Net Realized and Unrealized Gain	99,483	784	39,450	5,044
Net Increase in Net Assets Resulting from Operations	$103,797	$11,167	$44,750	$6,626
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

New Covenant Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)

For the years ended June 30,

	Growth Fund		Income Fund
	2024	2023	2024	2023
Operations:
Net investment income	$4,314	$4,806	$10,383	$8,750
Net realized gain (loss)	43,261	14,365	(8,358)	(10,003)
Net change in unrealized appreciation (depreciation)	56,222	70,422	9,142	(2,438)
Net increase (decrease) in net assets resulting from operations	103,797	89,593	11,167	(3,691)
Distributions:
Total distributions	(34,039)	(9,786)	(10,399)	(9,100)
Capital Share Transactions:
Proceeds from shares issued	9,564	21,164	29,679	30,227
Reinvestment of dividends & distributions	29,607	6,039	835	767
Cost of shares redeemed	(99,344)	(64,130)	(34,008)	(51,440)
Decrease in net assets derived from capital share transactions	(60,173)	(36,927)	(3,494)	(20,446)
Net increase (decrease) in net assets	9,585	42,880	(2,726)	(33,237)
Net Assets:
Beginning of Year	540,035	497,155	348,025	381,262
End of Year	$549,620	$540,035	$345,299	$348,025
Share Transactions:
Shares issued	162	420	1,445	1,440
Shares issued in lieu of dividends and distributions	522	122	41	37
Shares redeemed	(1,720)	(1,237)	(1,655)	(2,487)
Decrease in net assets derived from share transactions	(1,036)	(695)	(169)	(1,010)

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS) (Concluded)

For the years ended June 30,

	Balanced Growth Fund		Balanced Income Fund
	2024	2023	2024	2023
Operations:
Net investment income	$5,300	$4,555	$1,582	$1,536
Net realized gain (loss)	18,982	398	3,345	(1,862)
Net change in unrealized appreciation	20,468	28,841	1,699	4,775
Net increase in net assets resulting from operations	44,750	33,794	6,626	4,449
Distributions:
Total distributions	(7,915)	(14,169)	(1,550)	(2,721)
Capital Share Transactions:
Proceeds from shares issued	10,116	11,638	2,139	3,029
Reinvestment of dividends & distributions	6,933	13,117	1,087	2,249
Cost of shares redeemed	(35,353)	(34,954)	(10,720)	(22,715)
Decrease in net assets derived from capital share transactions	(18,304)	(10,199)	(7,494)	(17,437)
Net increase (decrease) in net assets	18,531	9,426	(2,418)	(15,709)
Net Assets:
Beginning of Year	335,791	326,365	77,879	93,588
End of Year	$354,322	$335,791	$75,461	$77,879
Share Transactions:
Shares issued	88	111	101	149
Shares issued in lieu of dividends and distributions	61	128	52	112
Shares redeemed	(315)	(332)	(512)	(1,127)
Decrease in net assets derived from share transactions	(166)	(93)	(359)	(866)

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

FINANCIAL HIGHLIGHTS

For the years ended June 30,

For a Share Outstanding Throughout the Period

Growth Fund
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$56.45	$48.45	$59.51	$43.44	$42.86
Investment Activities:
Net investment income(1)	0.48	0.48	0.37	0.36	0.51
Net realized and unrealized gains (losses) on securities (1)	11.36	8.50	(7.95)	17.75	2.56
Total from investment activities	11.84	8.98	(7.58)	18.11	3.07
Dividends and Distributions from:
Net investment income	(0.46)	(0.44)	(0.35)	(0.40)	(0.50)
Net realized gains	(3.40)	(0.54)	(3.13)	(1.64)	(1.99)
Total dividends and distributions	(3.86)	(0.98)	(3.48)	(2.04)	(2.49)
Net Asset Value, End of Period	$64.43	$56.45	$48.45	$59.51	$43.44
Total Return†	21.98%	18.83%	(13.92)%	42.58%	7.18%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$549,620	$540,035	$497,155	$582,628	$461,493
Ratio of net expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of expenses to average net assets, excluding waivers	0.98%	0.97%	0.97%	0.97%	0.99%
Ratio of net investment income to average net assets	0.83%	0.94%	0.64%	0.69%	1.19%
Portfolio turnover rate	3%	7%	5%	4%	19%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

The accompanying notes are an integral part of the financial statements

New Covenant Funds

FINANCIAL HIGHLIGHTS

For the years ended June 30,

For a Share Outstanding Throughout the Period

Income Fund
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.57	$21.26	$23.89	$24.32	$23.50
Investment Activities:
Net investment income(1)	0.63	0.50	0.27	0.30	0.48
Net realized and unrealized gains (losses) on securities (1)	0.04	(0.67)	(2.48)	(0.02)	0.89
Total from investment activities	0.67	(0.17)	(2.21)	0.28	1.37
Dividends and Distributions from:
Net investment income	(0.63)	(0.52)	(0.37)	(0.43)	(0.55)
Net realized gains	–	–	(0.05)	(0.28)	–
Total dividends and distributions	(0.63)	(0.52)	(0.42)	(0.71)	(0.55)
Net Asset Value, End of Period	$20.61	$20.57	$21.26	$23.89	$24.32
Total Return†	3.33%	(0.78)%	(9.34)%	1.13%	5.91%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$345,299	$348,025	$381,262	$409,969	$336,213
Ratio of net expenses to average net assets	0.77%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets, excluding waivers	0.98%	0.97%	0.96%	0.96%	0.96%
Ratio of net investment income to average net assets	3.08%	2.41%	1.18%	1.22%	2.01%
Portfolio turnover rate	83%	106%	97%	112%	144%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

FINANCIAL HIGHLIGHTS

For the years ended June 30,

For a Share Outstanding Throughout the Period

Balanced Growth Fund
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$109.90	$103.68	$122.54	$104.95	$103.45
Investment Activities:
Net investment income(1)	1.57	1.46	1.01	1.18	1.53
Net realized and unrealized gains (losses) on securities (1)	13.85	9.37	(14.80)	23.76	6.09
Total from investment activities	15.42	10.83	(13.79)	24.94	7.62
Dividends and Distributions from:
Net investment income	(1.71)	(1.30)	(1.43)	(2.03)	(1.95)
Net realized gains	(0.97)	(3.31)	(3.64)	(5.32)	(4.17)
Total dividends and distributions	(2.68)	(4.61)	(5.07)	(7.35)	(6.12)
Net Asset Value, End of Period	$122.64	$109.90	$103.68	$122.54	$104.95
Total Return†	14.26%	10.83%	(11.85)%	24.50%	7.57%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$354,322	$335,791	$326,365	$373,014	$295,481
Ratio of net expenses to average net assets††	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of expenses to average net assets, excluding waivers††	0.21%	0.20%	0.20%	0.21%	0.21%
Ratio of net investment income to average net assets	1.38%	1.39%	0.85%	1.02%	1.49%
Portfolio turnover rate	6%	8%	14%	11%	22%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The expense and income ratios do not include expenses or income from the underlying affiliated investment companies.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

FINANCIAL HIGHLIGHTS

For the years ended June 30,

For a Share Outstanding Throughout the Period

Balanced Income Fund
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.88	$20.37	$23.84	$22.01	$21.41
Investment Activities:
Net investment income(1)	0.43	0.36	0.25	0.29	0.38
Net realized and unrealized gains (losses) on securities (1)	1.52	0.79	(2.67)	2.76	1.11
Total from investment activities	1.95	1.15	(2.42)	3.05	1.49
Dividends and Distributions from:
Net investment income	(0.44)	(0.35)	(0.30)	(0.49)	(0.40)
Net realized gains	–	(0.29)	(0.75)	(0.73)	(0.49)
Total dividends and distributions	(0.44)	(0.64)	(1.05)	(1.22)	(0.89)
Net Asset Value, End of Period	$22.39	$20.88	$20.37	$23.84	$22.01
Total Return†	9.49%	5.84%	(10.70)%	14.24%	7.14%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$75,461	$77,879	$93,588	$88,497	$78,790
Ratio of net expenses to average net assets††	0.16%	0.15%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets, excluding waivers††	0.21%	0.20%	0.20%	0.21%	0.21%
Ratio of net investment income to average net assets	2.02%	1.78%	1.09%	1.25%	1.76%
Portfolio turnover rate	3%	5%	11%	15%	19%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The expense and income ratios do not include expenses or income from the underlying affiliated investment companies.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

1. ORGANIZATION

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. Effective February 20, 2012, the Funds’ investment adviser is SEI Investments Management Corporation (“SIMC” or the “Adviser”). Prior to February 20, 2012, the Funds’ investment adviser was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation. A modest amount of dividend income may be produced by the Fund’s equity securities.
Income Fund	High level of current income with preservation of capital.
Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.
Balanced Income Fund	Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds' Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Fair Value Procedures”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. The assets of the Balanced Growth Fund and the Balanced Income Fund (the “Balanced Funds”) consist primarily of investments in underlying affiliated

New Covenant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

investment companies. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Procedures until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and

New Covenant Funds

assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The Growth Fund uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Growth Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares. A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the year ended June 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For details of the investment classifications reference the Schedules of Investments.

Securities Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific

New Covenant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may enter into repurchase agreements which are secured by obligations of the U.S. Government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of June 30, 2024, if applicable.

Options Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or

New Covenant Funds

paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the- counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance. These transactions may increase the overall investment exposure for a Fund (and so may also create investment leverage) and involve a risk of loss if the value of the securities declines prior to the settlement date.

Master Limited Partnerships — To the extent consistent with its investment objective and strategies, a Fund may invest in entities commonly referred to as “MLPs” that are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly by the Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of

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income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration Agreement — The Trust entered into an Administration Agreement with SEI Investments Global Funds Services (the “Administrator”). Under the Administration Agreement, the Administrator provides administrative and accounting services to the Funds. The Administrator has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Balanced Growth Fund and the Balanced Income Fund, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, effective April 1, 2017, the voluntary expense limitations are 0.13% and 0.15% for the Balanced Growth Fund and the Balanced Income Fund, respectively. These voluntary waivers may be terminated by the Adviser at any time. The following is a summary of annual fees payable to the Administrator:

	First $2.5 Billion	Next $500 Million	Over $3 Billion
Growth Fund	0.2000%	0.1650%	0.1200%

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Balanced Growth Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%
Balanced Income Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%

Transfer Agent Servicing Agreement — In 2008, the Trust entered into a transfer agent servicing agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the terms of the Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services.

Investment Advisory Agreement — The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (“Agreement”) with the Adviser. Under the Agreement, the Adviser is responsible for the investment management of the Funds and receives an annual advisory fee of 0.47% for the Growth Fund and 0.42% for the Income Fund. The Adviser does not receive an advisory fee for the Balanced Growth Fund and Balanced Income Fund. The Adviser has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Growth and Income Funds, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, effective November 1, 2023, the voluntary expense limitation is 0.75% for the Income Fund. Effective May 13, 2019, the voluntary expense limitation is 0.72% for the Growth Fund.

The Adviser has entered into sub-advisory agreements to assist in the selection and management of investment securities in the Growth Fund and the Income Fund. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each sub-adviser a quarterly fee, in arrears, for their services. The Adviser pays sub-advisory fees directly from its own advisory fee. The sub-advisory fees are based on the assets of the Fund allocated to the sub-adviser for which the sub-adviser is responsible for making investment decisions.

The following is the sub-adviser for the Growth Fund: Parametric Portfolio Associates LLC.

The following are the sub-advisers for the Income Fund: Income Research & Management, Western Asset Management Company and Western Asset Management Company Limited.

Distribution Agreement — The Trust issues shares of the Funds pursuant to a Distribution Agreement with SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company (“SEI”). The Funds do not compensate the Distributor in its capacity as principal distributor.

Shareholder Service Plan and Agreement—The Trust entered into a Shareholder Service Plan and Agreement (the “Agreement”) with the Distributor. Per the Agreement, a Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Providers for its clients or other parties with whom they have a servicing relationship. Under the terms of the Agreement, the Growth Fund and the Income Funds are authorized to pay an Authorized Service Provider a shareholder servicing fee at an annual rate of up to 0.10% of the average daily net asset value of the Growth Fund and Income Fund, respectively, which fee will be computed daily and paid monthly,

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

Social Witness Services and License Agreement — The Trust retained New Covenant Trust Company (“NCTC”) to ensure that each Fund continues to invest consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). No less than annually, NCTC will provide the Trust with an updated list of issuers in which the Funds will be prohibited from investing.

NCTC will distribute to the Trust proxy voting guidelines and shareholder advocacy services for the Funds that NCTC deems to be consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). The Trust also engages NCTC to vote Fund proxies consistent with such proxy voting guidelines. NCTC shall monitor and review and, as necessary, amend the Proxy Voting Guidelines periodically to ensure that they remain consistent with the social witness principles.

NCTC also grants to the Trust a non-exclusive right and license to use and refer to the trade name, trademark and/or service mark rights to the name “New Covenant Funds” and the phrase “Funds with a Mission”, in the name of the Trust and each Fund, and in connection with the offering, marketing, promotion, management and operation of the Trust and the Funds.

In consideration of the services provided by NCTC, the Growth Fund and the Income Fund will each pay to NCTC a fee at an annual rate of 0.15% of the average daily net asset value of the shares of such Fund, which fee will be computed daily and paid monthly.

Payment to Affiliates — Certain officers and/or interested trustees of the Trust are also officers of the Distributor, the Adviser, the Administrator or NCTC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim board meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser, the Administrator or NCTC.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust (SDIT) Government Fund, an affiliated money market fund. The Balanced Funds invest in the Growth Fund and Income Fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. During the year ended June 30, 2024, the Trust did not participate in interfund lending.

4. DERIVATIVE TRANSACTIONS

The International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over The Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net

New Covenant Funds

payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities and therefore disclose these derivative assets and derivative liabilities on a gross basis. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Cash with a total market value of $308 and $580 ($ Thousands) for the Growth Fund and Income Fund, respectively, has been pledged as collateral for exchange-traded derivative instruments as of June 30, 2024.

The following tables show the derivatives categorized by underlying risk exposure. The fair value of derivative instruments located on the Statements of Assets and Liabilities as of June 30, 2024 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Growth Fund
Equity contracts	Unrealized appreciation on futures contracts	$7	*	Unrealized depreciation on futures contracts	$5	*
Total derivatives not accounted for as hedging instruments		$7			$5

Income Fund
Interest rate contracts	Investments, at value**	$22		Options written, at value	$7
	Unrealized appreciation on futures contracts	218	*	Unrealized depreciation on futures contracts	390	*
Total derivatives not accounted for as hedging instruments		$240			$397

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

** Includes purchased options and/or swaptions.

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2024.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Growth Fund
Equity Contracts	$—	$—	$445	$—	$—	$445
Income Fund
Interest Rate Contracts	$(256)	$113	$683	$—	$—	$540

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Growth Fund
Equity Contracts	$—	$—	$(44)	$—	$—	$(44)
Income Fund
Interest Rate Contracts	$(81)	$122	$430	$—	$—	$471

The following table discloses the volume of the Funds' futures contracts, option contracts, forward foreign currency contracts and swap contracts (if applicable) activity during the year ended June 30, 2024 ($ Thousands):

	Growth Fund	Income Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$3,784	$—
Interest Contracts
Average Notional Balance Long	—	73,051
Average Notional Balance Short	—	36,684
Options/Swaptions:
Interest Contracts
Average Notional Balance Long	—	54
Average Notional Balance Short	—	44

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, excluding U.S. government and other short-term investments, for the year ended June 30, 2024, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Growth Fund
Purchases	$—	$15,618	$15,618
Sales	—	106,121	106,121
Income Fund
Purchases	250,372	28,741	279,113
Sales	243,233	52,724	295,957
Balanced Growth Fund
Purchases	—	19,298	19,298
Sales	—	29,151	29,151
Balanced Income Fund
Purchases	—	2,427	2,427
Sales	—	8,416	8,416

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

New Covenant Funds

The permanent differences primarily consist of reclassification of capital gain distribution on REITs investments in publicly traded partnerships, sales of passive foreign investment companies, and gains and losses on paydowns of mortgage and asset-backed securities for tax purposes. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of June 30, 2024.

The tax character of dividends and distributions paid during the last two years ended June 30 were as follows:

		Ordinary Income ($ Thousands)	Long Term Capital Gains ($ Thousands)	Total Distributions Paid ($ Thousands)
Growth Fund	2024	$4,259	$29,780	$34,039
	2023	4,978	4,808	9,786
Income Fund	2024	10,399	—	10,399
	2023	9,100	—	9,100
Balanced Growth Fund	2024	5,294	2,621	7,915
	2023	4,071	10,098	14,169
Balanced Income Fund	2024	1,550	—	1,550
	2023	1,501	1,220	2,721

As of June 30, 2024, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Growth Fund	$1,152	$25,461	$—	$—	$311,413	$3	$338,029
Income Fund	944	—	(26,224)	—	(25,747)	(1,100)	(52,127)
Balanced Growth Fund	1,662	15,160	—	—	106,609	1	123,432
Balanced Income Fund	343	1,267	—	—	11,044	2	12,656

For Federal income tax purposes, the cost of securities owned at June 30, 2024, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales, investments in passive foreign investment companies, MLP basis adjustments and basis adjustments from investments in registered investment companies which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses for an unlimited period. Losses carried forward are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Income Fund	$7,986	$18,238	$26,224

During the year ended June 30, 2024, the Balanced Income Fund utilized capital loss carryforward to offset capital gains of $2,053 ($ Thousands).

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2024

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at June 30, 2024 was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Growth Fund	$236,125	$331,247	$(19,834)	$311,413
Income Fund	368,895	1,119	(26,866)	(25,747)
Balanced Growth Fund	245,278	131,244	(24,635)	106,609
Balanced Income Fund	63,828	18,211	(7,167)	11,044

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of June 30, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

Asset Allocation Risk — The risk that SIMC’s decisions regarding the allocation of a Balance Fund’s assets to the Growth Fund and Income Fund will not anticipate market trends successfully.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected,

New Covenant Funds

and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Derivatives Risk — The Funds’ use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described below. Leverage risk is the risk that the Funds' total investment exposure substantially exceeds the value of its portfolio securities. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Funds management or performance. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument. The Funds' use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.

New Covenant Funds

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2024

Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movement movements due to changing interest rates.

Investment Style Risk — The risk that the equity securities in which the Fund invests may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk —Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Funds whereby a defaulting counterparty could delay or prevent the Funds’ recovery of collateral.

Small Capitalization Risk — Smaller capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social-Witness Principles/Socially Responsible Investing Risk — The Fund considers social-witness principles and Sub-Advisers’ ESG criteria in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles and other socially responsible investing principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles and other socially responsible investing principles in their investing.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a

New Covenant Funds

portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to- reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

8. CONCENTRATION OF SHAREHOLDERS

On June 30, 2024, the number of shareholders below held the following percentage of the outstanding shares of the Funds. These shareholders are affiliated with the Funds.

	# of Shareholders	% of Outstanding Shares
Growth Fund	2	80%
Income Fund	3	87%
Balanced Growth Fund	0	0%
Balanced Income Fund	0	0%

9. REGULATORY MATTERS

Effective June 30, 2023, the U.K. Financial Conduct Authority stopped compelling or inducing banks to submit LIBOR rates. Investments impacted by the discontinuation of LIBOR may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (composed of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, to replace U.S. dollar LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of SOFR as a replacement rate. On March 15, 2022, the Adjustable Interest Rate Act was signed into law (the “LIBOR Act”), which, in conjunction with regulations adopted by the Federal Reserve Board, establishes SOFR as the default fallback rate for any U.S. contract without a fallback provision. As of July 1, 2023 and continuing through September 30, 2024, the U.K. Financial Conduct Authority will publish 1-, 3- and 6-month synthetic U.S. dollar LIBOR settings based on SOFR to serve as a fallback for non-U.S. contracts.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of June 30, 2024.

New Covenant Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees New Covenant Funds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of New Covenant Funds, comprised of New Covenant Growth Fund, New Covenant Income Fund, New Covenant Balanced Growth Fund, and New Covenant Balanced Income Fund (collectively, the Funds), including the schedules of investments, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2024, by correspondence with the custodians, transfer agents, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

August 22, 2024

New Covenant Funds

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders who do not have a June 30, 2024 taxable year end, this notice is for information purposes only. For shareholders with a June 30, 2024 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended June 30, 2024, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

	(A) Long Term Capital Gains Distributions (Tax Basis)	(B) Return of Capital (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(D) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)
Growth Fund	87.49%	0.00%	12.51%	100.00%	100.00%
Income Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Balanced Growth Fund	33.11%	0.00%	66.89%	100.00%	28.88%
Balanced Income Fund	0.00%	0.00%	100.00%	100.00%	13.55%

	(E) Qualifying Dividend Income (15% Tax Rate for QDI) (2)	(F) U.S. Government Interest (3)	Foreign Investors Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)	Qualifying Business Income (6)
Growth Fund	100.00%	0.00%	1.64%	0.00%	0.00%
Income Fund	0.00%	17.94%	22.71%	0.00%	0.00%
Balanced Growth Fund	28.88%	0.00%	6.25%	100.00%	0.00%
Balanced Income Fund	13.54%	0.00%	8.73%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The percentage in this column represents the amount of ‘‘Qualifying Dividend Income’’ and is reflected as a percentage of ‘‘Ordinary Income Distributions.’’ It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law. The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2023 Form 1099-DIV.

(3) ‘‘U.S. Government Interest’’ represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6) The percentage in this column represents the amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Items (A), (B) and (C) are based on the percentage of each Fund’s total distribution.

Items (D) and (E) are based on the percentage of ordinary income distributions of each Fund.

Item (F) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

New Covenant Funds

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

New Covenant Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

New Covenant Funds

At the December 4-6, 2023 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved a brief extension of certain Investment Advisory Agreements already in effect (unless operating under an initial two-year term) to accommodate a revised Spring meeting schedule. Typically, the Trustees renew certain Investment Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Investment Advisory Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2024 was held on April 2-4, certain Investment Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 4-6, 2023 meeting to extend certain Investment Advisory Agreements until the April 2-4, 2024 meeting. In evaluating whether to approve the extension, the Board considered the information made available to it throughout the course of the year. At the April 2-4, 2024 meeting, the Board evaluated certain Investment Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. Also, certain Sub-Advisory Agreements were renewed at meetings of the Board held during the course of the Trust’s fiscal year on December 4–6, 2023. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses (including underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory

New Covenant Funds

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

New Covenant Funds

NEW COVENANT FUNDS FINANCIALS AND OTHER INFORMATION JUNE 30, 2024

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Katie Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

New Covenant Fund

877-835-4531

NEW

COVENANT

FUNDS®

NF-ANNUAL (6/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for approval of Investment Advisory Contract is disclosed as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: September 6, 2024

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller & CFO

Date: September 6, 2024